[GRAPHIC OMITTED]

       Smith Barney
       Municipal Money
       Market
       Fund, Inc.

       -------------------------------------------------------------------------
       ANNUAL REPORT
       -------------------------------------------------------------------------

       March 31, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(SM)

Smith Barney
Municipal Money
Market
Fund, Inc.

[PHOTO OMITTED]
Heath B. McLendon
Chairman

[PHOTO OMITTED]
Joseph Benevento
Vice President

[PHOTO OMITTED]
Lawrence McDermott
Vice President

Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the year ended March 31, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of March 31, 1998, the Fund's 7-day current yield was 3.10%. The Fund's 7-day effective yield -- which reflects compounding -- was 3.15%. This means that investors in the federal income tax bracket of 36% would have to earn a 4.84% taxable yield to match the tax-free income provided by the Fund. (According to the Internal Revenue Service, approximately 10% of all U.S. taxpayers fall into the 36% federal income tax bracket.)

While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that this goal will be achieved and note that the U.S. government neither insures nor guarantees an investment in the Fund.

Market and Economic Overview

The U.S. economic expansion is now seven years old and continues to show few signs of faltering. Gross Domestic Product ("GDP"), a key economic indicator that measures the total output of goods and services in the U.S., expanded by 3.8% in 1997 and outpaced the 2.8% annual growth rate in 1996. As a result of the expanding U.S. economy, more than 3 million Americans joined the nation's payrolls in 1997, bringing the March unemployment rate to 4.6%, a 24-year low.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1

Low inflation and increased productivity have been key components to the continued success of this economic expansion. In the coming months, we believe that the risks for the U.S. economy can be characterized as a balance between two strong, yet opposing forces: the inflationary pressures of continued strong demand and tight labor markets in the U.S. versus the possible slowdown effect that the ongoing financial turmoil in Asia could have on the U.S. economy. The impact of unfolding events in Asia will likely be lower exports to those economies and, as a result of the stronger U.S. dollar, lower priced imports. Both of these factors should help reduce inflationary pressures.

At the most recent Federal Open Market Committee ("FOMC") meeting, monetary policy was left unchanged. (The FOMC is a key committee that sets interest rates and credit policies for the Federal Reserve System.) Near term, we think that the Federal Reserve Board ("Fed") will keep monetary policy on hold pending further details on domestic demand. The last rate increase by the Fed took place in March 1997 when the federal-funds rate was increased 25 basis points. (The federal-funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest rates. One basis point is 0.01%, or one one-hundredth of a percent.)

Tax-Exempt Money Market Overview and Outlook

The growth in tax-exempt money market funds was dramatic over the first quarter of 1998. As a result, the demand for high-quality, short-term municipal paper has outpaced supply. Rates on variable rate demand obligations ("VRDOs"), the largest portion of the tax-exempt money market, have been put under considerable pressure during this period. (VRDOs are demand instruments that usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new interest rates on set dates and are generally supported by letters of credit issued by both domestic banks and foreign banks.) Historically VRDOs have traded at ratios of approximately 63% of one month of the London Interbank Offered Rate ("LIBOR"). (LIBOR is the rate that the most creditworthy international banks dealing in Eurodollars charge each other for large loans.) During the first quarter of 1998, this ratio went as low as 50%, signifying that VRDOs remain richer versus the taxable market.


We expect the VRDO market to trade rich to its taxable equivalent until the middle of April 1998 as tax-exempt money markets experience redemptions relating to personal and corporate income tax payments. For most state and local governments, June signals the end of the current fiscal year and the pricing of a large portion of their annual note


--------------------------------------------------------------------------------
2                                             1998 Annual Report to Shareholders
financings. With strong state finances and higher tax collections anticipated, we do anticipate a decrease in the supply of new issuance which may make the notes richer versus their taxable counterparts.

Investment Strategy

The Fund seeks to provide investors with income exempt from Federal income tax by investing in a portfolio of high-quality, short-term, municipal obligations selected for liquidity and stability of principal. At the present time, we have shortened our target average maturity to a 40-45 day range. This shortening of the Fund's average maturity should position it for seasonal redemptions relating to individual and corporate tax payments. However, we will continue to monitor economic data closely and assess its impact on inflation and how that relates to the tax-exempt money markets.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon               /s/ Joseph Benevento

Heath B. McLendon                   Joseph Benevento
Chairman                            Vice President


/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President

April 20, 1998


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 3

--------------------------------------------------------------------------------
Schedule of Investments                                           March 31, 1998
--------------------------------------------------------------------------------

   FACE
  AMOUNT      RATINGS                          SECURITY                              VALUE
==========================================================================================
Alabama -- 0.7%
 $ 1,500,000     A-1+    Cintronelle IDB PCR Refunding (Akzo Chemicals Inc.
                           Project) 3.650%(a)                                 $  1,500,000
   4,300,000     A-1+    Decatur IDB Solid Waste (Amoco Chemical Co.
                           Project) 3.850%(a)(b)                                 4,300,000
   6,930,000     VMIG 1* Huntsville GO PART 3.775%(a)                            6,930,000
   1,000,000     A-1     Mobile County (M&T Chemicals Project) Series 1984
                           3.775%(a)                                             1,000,000
   4,000,000     A-1+    Mobile Port City Medical Series 92A TECP
                           3.200% due 4/3/98                                     4,000,000
                         Montgomery IDA General Electric:
   3,770,000     A-1+      Series 90 TECP 3.750% due 4/8/98                      3,770,000
   7,905,000     A-1+      Series 90 TECP 3.500% due 5/14/98                     7,905,000
  13,000,000     A-1+    Tuscaloosa County IDA Solid Waste Disposal Revenue
                           (Tuscaloosa Steel Corp. Project) 3.700%(a)(b)        13,000,000
------------------------------------------------------------------------------------------
                                                                                42,405,000
------------------------------------------------------------------------------------------
Alaska -- 0.9%
                         Alaska State Housing Finance Corp.:
  11,795,000     VMIG 1*   PART AMBAC-Insured 3.850% due 9/10/98(c)             11,795,000
   7,600,000     A-1       Government Purpose University Series A 3.750%(a)      7,600,000
  34,700,000     SP-1+   Anchorage GO TAN 4.500% due 12/9/98                    34,872,966
   2,000,000     A-1     Valdez Marine Term Revenue (ARCO Transportation
                           Project), Series A TECP 3.450% due 4/1/98             2,000,000
------------------------------------------------------------------------------------------
                                                                                56,267,966
------------------------------------------------------------------------------------------
Arizona -- 1.6%
                         Apache County IDA PCR Tucson Electric Power Co:
  14,400,000     A-1+      PCR Series 81A 3.750%(a)                             14,400,000
   7,000,000     A-1+      PCR Series 83B 3.850%(a)                              7,000,000
   9,500,000     A-1+      Series 83A 3.750%(a)                                  9,500,000
  10,150,000     A-1+      Series 83C 3.850%(a)                                 10,150,000
  19,400,000     VMIG 1* Arizona  Education Loan Revenue Series A 3.750%(a)(b)  19,400,000
   1,000,000     A-1     Arizona Health Facilities Authority Revenue
                           FGIC-Insured 3.650%(a)                                1,000,000
   9,000,000     A-1+    Phoenix Civic Improvement Corp. Revenue (Apartment
                           Improvements) 3.700%(a)(b)                            9,000,000
   9,500,000     VMIG 1* Phoenix GO Series 16A PART 3.800%(a)                    9,500,000
                         Pima County IDA:
   8,000,000     A-1+      IDR Tucson Electric Power 3.750%(a)                   8,000,000
  12,450,000     A-1       Single Family Mortgage Revenue PART
                              3.700% due 9/10/98(b)(c)                          12,450,000
------------------------------------------------------------------------------------------
                                                                               100,400,000
------------------------------------------------------------------------------------------
Arkansas -- 1.8%
   4,200,000     A-1+    Arkansas State Development Finance Authority Health
                           Care Facilities Revenue (Sisters of Mercy Health
                           System Inc.) Series B 3.650%(a)                       4,200,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

   FACE
  AMOUNT      RATINGS                          SECURITY                              VALUE
==========================================================================================
Arkansas -- 1.8% (continued)
  $  500,000     A-1+    Arkansas State Development Finance Authority Higher
                           Education Capital Asset FGIC-Insured 3.700%(a)      $   500,000
   2,650,000     NR++    Atkins IDR (Green Bay Foods Project) 3.750%(a)(b)       2,650,000
   3,300,000     VMIG 1* Fayetteville IDR (Amcast Industrial Corp.) 3.800%(a)(b) 3,300,000
                         Little River County Solid Waste Disposal Revenue
                           Nekoosa Papers Project:
  35,000,000     P-1         Series 89A 3.800%(a)(b)                            35,000,000
  39,450,000     P-1         Series 90 3.800%(a)(b)                             39,450,000
   7,000,000     NR++    Pine Bluff IDR (Greenfield Inc. Project) 3.750%(a)(b)   7,000,000
   6,000,000     NR++    Searcy IDR (Kohler Project) Series 88 3.750%(a)(b)      6,000,000
   1,000,000     NR++    Sheridan IDR (Kohler Project) 3.650%(a)                 1,000,000
  14,500,000     A-1     Union County Solid Waste (Del-Tin Fiber LLC
                           Project B) 3.750%(a)(b)                              14,500,000
   3,550,000     A-1+    Warren Solid Waste Disposal Revenue (Potlatch
                           Corp. Project) 3.750%(a)(b)                           3,550,000
------------------------------------------------------------------------------------------
                                                                               117,150,000
------------------------------------------------------------------------------------------
California -- 2.6%
                         California Higher Education Loan Authority Inc. Revenue:
   7,000,000     A-1+      Series 87A 4.000% due 7/1/98(c)                       7,000,258
  25,500,000     A-1+      Series C  3.750%(a)(b)                               25,500,000
  10,000,000     A-1+      Refunding Series A 3.950% due 5/1/98(c)              10,000,000
  20,000,000     VMIG 1*   Refunding Series A-2 3.950% due 5/1/98(c)            20,000,000
                         California PCR Solid Waste Disposal (Shell Oil Co.
                           Martinez Project):
  11,000,000     A-1+        Series 94 3.700%(a)(b)                             11,000,000
   4,000,000     A-1+        Series 96 3.800%(a)(b)                              4,000,000
  66,000,000     SP-1+   California School Cash Reserve Program Authority
                            Pool-Series A 4.750% due 7/2/98                     66,157,934
  11,750,000     SP-1+   California State RAN Series A 4.500% due 6/30/98       11,774,038
   1,900,000     A-1+    California Statewide Communities Development Authority
                           Revenue COP (John Muir/ Mount Diablo Health)
                           AMBAC-Insured 3.600%(a)                               1,900,000
   4,075,000     A-1+    Los Angeles Department of Water & Power Electric
                           Plant Revenue FGIC-Insured PART 3.650%(a)             4,075,000
   5,100,000     A-1+    Orange County Water District Project B 3.600%(a)        5,100,000
------------------------------------------------------------------------------------------
                                                                               166,507,230
------------------------------------------------------------------------------------------
Colorado -- 3.2%
   3,000,000     AAA     Boulder County CO Sales and Use Tax Revenue
                           FGIC-Insured 5.000% due 12/15/98                      3,025,738
                         Colorado HFA MFH:
   9,900,000     A-1+      Central Park Series 96C 3.750%(a)                     9,900,000
   4,370,000     A-1+      Greenwood Point Series 96D 3.750%(a)                  4,370,000
   9,500,000     A-1+      Hamptons Series 96G 3.750%(a)                         9,500,000
   5,200,000     A-1+      Huntersridge Series 96E 3.750%(a)                     5,200,000
   6,300,000     NR++    Colorado HFA Revenue Celestial Seasonings 3.900%(a)(b)  6,300,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

   FACE
  AMOUNT      RATINGS                          SECURITY                              VALUE
==========================================================================================
Colorado -- 3.2% (continued)
 $ 4,595,000     NR++     Colorado Postsecondary EFA Revenue
                           (Regis Jesuit High School Project) 3.750%(a)        $ 4,595,000
  37,000,000     SP-1+   Colorado State General Fund Revenue
                           TRAN Series A 4.500% due 6/26/98 37,055,989 Denver
                         City & County Airport Revenue:
   7,000,000     A-1+      MBIA-Insured PART 3.800%(a)                           7,000,000
  10,000,000     A-1+      Series 97A TECP 3.550% due 4/1/98(b)                 10,000,000
   4,100,000     A-1+      Series 97A TECP 3.650% due 4/6/98(b)                  4,100,000
   3,000,000     A-1+      Series 97A TECP 3.600% due 4/7/98 (b)                 3,000,000
  12,500,000     A-1+      Series 97A TECP 3.800% due 4/7/98(b)                 12,500,000
  30,000,000     A-1+      Series 97A TECP 3.600% due 5/8/98(b)                 30,000,000
   5,000,000     A-1+      Series 97A TECP 3.600% due 5/15/98(b)                 5,000,000
  25,000,000     A-1+      Series 97A TECP 3.600% due 6/10/98(b)                25,000,000
   1,000,000     A-1+    Denver City & County Multi-Family Housing Revenue
                           (Seasons Apartments Project) 3.650%(a)                1,000,000
  11,200,000     A-1     Lakewood CO MFH Revenue (Marston Pointe
                           Apartments Project) 3.800%(a)                        11,200,000
  16,600,000     A-1+    Moffat County CO PCR AMBAC-Insured 3.750%(a)           16,600,000
------------------------------------------------------------------------------------------
                                                                               205,346,727
------------------------------------------------------------------------------------------
Connecticut -- 0.7%
   9,980,000     A-1+    Connecticut HFA Housing Mortgage Series B-2 PART
                           3.750%(a)(b)                                          9,980,000
                         Connecticut State GO:
  13,560,000     VMIG 1*   Series 96A PART 3.750%(a)                            13,560,000
   4,495,000     A-1+      Series 98A PART 3.770%(a)                             4,495,000
  14,700,000     A-1+    Connecticut State Second Injury Fund TECP
                           3.350% due 4/13/98                                   14,700,000
------------------------------------------------------------------------------------------
                                                                                42,735,000
------------------------------------------------------------------------------------------
Delaware -- 1.5%
                         Delaware State Economic Development Authority:
  26,000,000     A-1+      IDA Star Enterprises Series B-1 3.750%(a)(b)         26,000,000
                           MBIA-Insured (Hospital Billing Collection Service):
  11,700,000     A-1+        Series B 3.700%(a)                                 11,700,000
  36,900,000     A-1+        Series C 3.700%(a)                                 36,900,000
   5,880,000     A-1     New Castle County Economic Development Revenue
                           Refunding (Henderson McGuire Project) 3.850%(a)       5,880,000
  12,800,000     A-1+    Tax-Exempt Eagle Trust Delaware State Housing
                           MBIA-Insured 3.750% due 3/1/99(c)                    12,800,000
------------------------------------------------------------------------------------------
                                                                                93,280,000
------------------------------------------------------------------------------------------
District of Columbia -- 0.2%
   4,120,000     VMIG1*  District of Columbia GO Refunding PART Series B-1
                           FGIC-Insured 3.920%(a)                                4,120,000
   6,980,000     A-1+    Macon Pooled Variable Rate PART MBIA-Insured 4.000%(a)  6,980,000
------------------------------------------------------------------------------------------
                                                                                11,100,000
------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

   FACE
  AMOUNT      RATINGS                          SECURITY                              VALUE
==========================================================================================
Florida -- 4.9%
                         Broward County HFA Multi-Family Housing Revenue:
 $ 2,000,000     A-1+      Margate Investments Project 3.700%(a)               $ 2,000,000
   3,000,000     VMIG 1*   Welleby Apartments Project 3.750%(a)                  3,000,000
   2,200,000     A-1+    Dade County IDA Power and Light Co.
                           Refunding Series 93 3.800%(a)                         2,200,000
   4,340,000     A-1+    Escambia County HFA Single Family Mortgage Revenue
                           PART 3.900% due 4/2/98(b)(c)                          4,340,000
  14,000,000     A-1+    Florida Board of Education Capital Outlay
                           PART 3.900%(a)                                       14,000,000
  47,865,000     A-1+    Florida Capital Projects Finance Authority Revenue
                           (Capital Projects Loan Program) Series A
                           FSA-Insured 3.700%(a)                                47,865,000
                         Florida HFA:
   2,000,000     A-1       Multi-Family Housing Series 85-NN
                              3.850% due 11/1/98(c)                              2,000,000
   8,980,000     A-1+      PART Series 96 3.850%(a)(b)                           8,980,000
   7,350,000     A-1+      Springs Colony Project Series 85-FF 3.700%(a)         7,350,000
   5,000,000     A-1+      Sunpointe Cove Project 3.700%(a)                      5,000,000
                         Florida Local Government Community Association
                           of Counties:
  21,660,000     A-1         TECP 3.500% due 6/2/98                             21,660,000
  15,830,000     A-1         TECP 3.550% due 6/2/98                             15,830,000
   9,150,000     A-1     Florida Muni Power Agency Series A TECP 3.550%
                            due 4/7/98                                           9,150,000
   3,180,000     NR++    Florida State Board of Education (Capital
                            Outlay Project) Series B 6.500% due 6/1/98(a)        3,195,112
  12,900,000     VMIG 1* Greater Orlando Aviation Authority Airports
                           Facilities Revenue FGIC-Insured PART 3.900%(a)(b)    12,900,000
   1,500,000     NR++    Hendry County IDA IDR (Savannah Foods &
                           Industry Project) 4.050%(a)(b)                        1,500,000
  18,325,000     NR+     Inland Protection Financing Corp. FSA-Insured
                           4.250% due 1/1/99                                    18,409,300
  12,000,000     A-1     Jacksonville Education Facilities Revenue
                           (Jacksonville University Project)
                           Series 98 3.700%(a)                                  12,000,000
                         Jacksonville PCR Power and Light:
   1,100,000     A-1+      Series 98 3.650%(a)                                   1,100,000
   4,800,000     A-1+      TECP Series 92 3.450% due 4/1/98                      4,800,000
   2,200,000     VMIG 1* Pasco County HFA Multi-Family Revenue
                           (Carlton Arms Magnolia) 3.775%(a)                     2,200,000
   5,000,000     A-1+    Pinellas County Educational Facilities Authority
                           Revenue Refunding (Pooled Independent Higher
                           Education) TECP MBIA-Insured 3.450% due 4/6/98        5,000,000
   1,040,000     A-1+    Pinellas County HFA Single-Family Mortgage Revenue
                           PART 3.850%(a)(b)                                     1,040,000
   2,350,000     NR++    Pinellas County Industrial Council IDR (Molex
                           ETC Inc. Project) 3.750%(a)(b)                        2,350,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

   FACE
  AMOUNT      RATINGS                          SECURITY                              VALUE
==========================================================================================
Florida -- 4.9% (continued)
                         ST. Lucie County Power and Light:
$  3,200,000     A-1       Series 93 3.850%(a)                                 $ 3,200,000
   1,200,000     A-1+      Series 95 3.800%(a)                                   1,200,000
  23,000,000     A-1+      TECP Series 92 3.600% due 4/9/98                     23,000,000
                         Sunshine State Government Finance Series 1986:
   8,700,000     VMIG 1*   TECP AMBAC-Insured 3.550% due 4/7/98                  8,700,000
  32,490,000     VMIG 1*   TECP AMBAC-Insured 3.600% due 5/7/98                 32,490,000
   5,810,000     A-1+      TECP 3.450% due 4/2/98                                5,810,000
                         Tax-Exempt Eagle Trust PART:
   9,000,000     A-1+      Board of Education 3.800% due 6/1/99(c)               9,000,000
  13,100,000     A-1+      Florida Board of Education 3.770%(a)                 13,100,000
   4,730,000     A-1+      Orange County Florida Housing 3.750% due 3/1/99(c)    4,730,000
------------------------------------------------------------------------------------------
                                                                               309,099,412
------------------------------------------------------------------------------------------
Georgia -- 2.8%
   7,250,000     A-1+    Atlanta Water and Sewer Revenue FGIC-Insured
                           PART 3.900%(a)                                        7,250,000
                         Burke County Oglethorpe Power Vogtle
  25,500,000     NR+       AMBAC-Insured 3.800% due 5/28/98(c)                  25,500,000
                         Burke County PCR Georgia Power Co.:
   5,900,000     A-1       Series 2 3.750%(a)                                    5,900,000
   1,200,000     A-1       Series 97 3.800%(a)                                   1,200,000
   2,000,000     A-1     Clayton County MFH Rainwood Development
                           Series 85 3.575%(a)                                   2,000,000
   1,300,000     NR+     Cobb County IDA IDR (RLR Industries Inc. Project)
                           3.750%(a)                                             1,300,000
                         Cobb County Multi-Family Housing:
   1,500,000     A-1+      Greenhouse Frey Apartment Project 3.700%(a)           1,500,000
   4,055,000     A-1+      Williamstown Apartment Project 3.750%(a)(b)           4,055,000
   5,100,000     A-1+    De Kalb County Multi-Family Housing Authority Revenue
                           Refunding (Camden Brook Project) 3.700%(a)            5,100,000
   2,900,000     NR++     Decatur and  Bainbridge Counties Development
                           Authority IDR (Thomas & Betts Project) 3.750%(a)      2,900,000
   2,800,000     NR++    Dodge County IDA (Sylvan Hardwoods LLC Project)
                           3.750%(a)                                             2,800,000
   3,100,000     A-1+    Fulton County Housing Greenhouse Holcomb Project
                           3.700%(a)                                             3,100,000
   5,500,000     A-1+    Fulton County Lenbrook Square Foundation 3.900%(a)      5,500,000
   5,000,000     NR++      Gainsville Redevelopment Riverside Military
                             3.650%(a)(b)                                        5,000,000
                         Georgia Municipal Electric Authority:
   6,600,000     A-1+      Series C 3.650%(a)                                    6,600,000
   8,150,000     A-1+      Series D 3.650%(a)                                    8,150,000
  12,000,000     VMIG 1*   PART MBIA-Insured 3.800%(a)                          12,000,000
  12,400,000     A-1+    Georgia Municipal Gas Authority Gas Revenue (Agency
                           Project) Series B 3.650%(a)                          12,400,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                             1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Georgia -- 2.8% (continued)
                             Georgia State GO:
  $  4,835,000     VMIG 1*     Series 93C PART 3.800%(a)                                $  4,835,000
     6,745,000     VMIG 1*     Series 96B PART 3.775%(a)                                   6,745,000
     3,900,000     A-1       Gwinnett County School District IDR Christian Academy
                               3.700%(a)                                                   3,900,000
     5,000,000     NR++      Harralson County Development IDR (Gold Kist Project)
                               3.750%(a)(b)                                                5,000,000
     2,800,000     NR++      Jackson County IDA IDR (Snider Tire Inc. Project)
                               3.750%(a)(b)                                                2,800,000
     4,900,000     A-1+      Marietta Housing Authority Multi-Family Revenue
                               Refunding (Concepts 21 Apartments) 3.750%(a)                4,900,000
     5,000,000     A-1+      Municipal Electricity Authority Georgia Special
                               Obligation MBIA-Insured PART 3.800%(a)                      5,000,000
     3,200,000     NR++      Pike County IDA IDR (Thomaston Mills Inc. Project)
                               3.750% (a)(b)                                               3,200,000
     3,000,000     NR++      Richmond County Development Authority Revenue
                               (General Signal) 3.800%(a)                                  3,000,000
     3,500,000     NR++      Smyrna Housing Authority Multi-Family Housing
                               Revenue (Walton Grove Project) 3.750%(a)(b)                 3,500,000
    15,200,000     A-1+      Tax-Exempt Trust Georgia GO PART
                               3.550% due 2/11/99(c)                                      15,200,000
     4,700,000     A-1+      Thomaston-Upson County IDA Revenue
                               (De Ster Production Corp.) Series A 4.050%(a)(b)            4,700,000
                             Tift County IDA IDR (Queen Carpet Corp. Project):
     3,000,000     NR++        Series A 3.750%(a)(b)                                       3,000,000
     1,500,000     NR++        Series B 3.650%(a)                                          1,500,000
----------------------------------------------------------------------------------------------------
                                                                                         179,535,000
----------------------------------------------------------------------------------------------------
Hawaii -- 0.4%
                             Hawaii State GO PART FGIC-Insured:
     5,275,000     VMIG 1*     Series 96CM 3.775%(a)                                       5,275,000
     8,245,000     VMIG 1*     Series B 3.800%(a)                                          8,245,000
     7,750,000     VMIG 1*     Series 96 3.800%(a)                                         7,750,000
     3,200,000     VMIG 1*   Hawaii State Housing Finance & Development Corp.
                               Revenue Affordable Rental Housing Program A
                               3.800%(a)                                                   3,200,000
----------------------------------------------------------------------------------------------------
                                                                                          24,470,000
----------------------------------------------------------------------------------------------------
Idaho -- 0.8%
    11,000,000     A-1+      Custer County PCR (Amoco Oil) 3.750% due 4/1/98(c)           11,000,000
    16,680,000     VMIG 1*   Idaho HFA PART 3.750% due 4/9/98(b)(c)                       16,680,000
    24,900,000     SP-1+     Idaho State TAN 4.625% due 6/30/98                           24,944,387
----------------------------------------------------------------------------------------------------
                                                                                          52,624,387
----------------------------------------------------------------------------------------------------
Illinois -- 6.9%
    15,660,000     A-1+      Central Lake Community Joint Action Water
                               Agency Interim Water Revenue FGIC-Insured
                               PART 3.800%(a)                                             15,660,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Illinois -- 6.9% (continued)
                             Chicago Illinois GO PART:
  $  3,380,000     A-1+        Series 1996 3.900%(a)                                    $  3,380,000
    13,280,000     A-1+        AMBAC-Insured Series 1995 3.800%(a)                        13,280,000
     3,045,000     A-1+        AMBAC-Insured Series 1996 3.900%(a)                         3,045,000
     5,000,000     VMIG 1*   Chicago Multi-Family Housing (Waveland Association
                               Project) Series D 3.650%(a)                                 5,000,000
                             Chicago O'Hare International Airport Revenue:
     4,300,000     A-1+        Second Lien Series 88B 3.750%(a)(b)                         4,300,000
    25,100,000     A-1+        Second Lien Series 94C 3.700%(a)                           25,100,000
    20,000,000     MIG 1+    Chicago Park District TAN 4.750% due 9/21/98                 20,080,822
    18,000,000     A-1+      Chicago School Board of Education
                               PART AMBAC-Insured 3.800%(a)                               18,000,000
    16,400,000     SP-1+     Chicago Tender Notes 3.550% due 10/29/98(c)                  16,400,000
     8,235,000     A-1+      Cook County GO PART MBIA-Insured 3.800%(a)                    8,235,000
     2,655,000     A-1+      Elmhurst JT Comm Accreditation (Commonwealth
                               Edison Co. Project) 3.700%(a)                               2,655,000
    12,000,000     A-1+      Illinois Development Finance Authority Con Edison
                               Co. Series C AMBAC-Insured 2.700%(a)                       12,000,000
     4,000,000     A-1+      Illinois Development Finance Authority Housing Revenue
                               (Cinnamon Lake Tower) 3.800%(a)(b)                          4,000,000
                             Illinois Development Finance Authority PCR
                               Illinois Power Co.:
    12,270,000     A-1+          Series 1993A 3.700%(a)                                   12,270,000
     2,700,000     A-1+          Series 1993B 3.650%(a)                                    2,700,000
    27,000,000     A-1+          Series 1997A MBIA-Insured 3.750%(a)(b)                   27,000,000
     4,500,000     A-1+          Series 1997C MBIA-Insured 3.800%(a)(b)                    4,500,000
                             Illinois Development Finance Authority Revenue:
    40,000,000     A-1+        Adventist Health Systems Series A MBIA-Insured
                                 3.750%(a)                                                40,000,000
     3,000,000     A-1+        Harris Pavilion (Residential Rental) 3.800%(a)(b)           3,000,000
     4,880,000     A-1+        Safety Education-Foundation For Safety 3.700%(a)            4,880,000
    22,570,000     P-1*      Illinois Development Finance Authority Solid Waste
                               Disposal (Waste Management Project) 3.800%(a)(b)           22,570,000
    17,160,000     NR++      Illinois HDA Homeowner Mortgage Sub C2 PART
                               3.870% due 4/7/98(b)(c)                                    17,160,000
    14,400,000     A-1+      Illinois HDA Residential Mortgage Revenue PART
                               AMBAC-Insured 3.900% due 9/10/98(b)(c)                     14,400,000
                             Illinois Health Facilities Authority Revenue:
     6,600,000     A-1+        Decatur Memorial Hospital Project Series A
                                 MBIA-Insured 3.700%(a)                                    6,600,000
     1,000,000     VMIG 1*     Gottlieb Health Research 3.700%(a)                          1,000,000
       500,000     VMIG 1*     SSM Health Care Project 3.500%(a)                             500,000
     6,500,000     A-1+        Swedish Covenant Hospital Project
                                 AMBAC-Insured 3.700%(a)                                   6,500,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Illinois -- 6.9% (continued)
  $  4,000,000     A-1+        University of Chicago Hospital MBIA-Insured 3.700%(a)    $  4,000,000
    13,000,000     VMIG 1*     University of Chicago TECP 3.750% due 5/27/98              13,000,000
     3,000,000     NR++      Illinois State GO 4.250% due 7/1/98                           3,003,400
     3,255,000     A-1+      Illinois State Sales Tax Revenue PART FSA-Insured
                               3.800%(a)                                                   3,255,000
    10,740,000     VMIG 1*   Illinois Student Assistance Community Student Loan
                                Revenue 3.750%(a)(b)                                      10,740,000
     2,470,000     NR++      Lincolnwood IDR Refunding (Illinois Self Storage
                               Center) 3.750%(a)                                           2,470,000
     3,500,000     A-1+      Lisle MFH (Ashley of Lisle Project) 3.750%(a)                 3,500,000
     3,300,000     A-1+      Lockport IDR (Panduit Corp. Project) 3.750%(a)(b)             3,300,000
     2,000,000     A-1+      Oswego IDR (Griffith Laboratories Project) 3.750%(a)(b)       2,000,000
     4,000,000     NR++      Paris IDR (Simonton Building Products Inc.) 3.750%(a)(b)      4,000,000
     5,250,000     NR++      Pekin IDR Refunding (BOC Group Inc. Project) 3.650%(a)        5,250,000
    15,735,000     A-1+      Regional Transportation Authority PART FGIC-Insured
                               3.800%(a)                                                  15,735,000
     1,785,000     NR++      River Grove IDR Refunding (Self Storage Center)
                               3.750%(a)                                                   1,785,000
     1,100,000     A-1+      Southwestern Illinois Solid Waste Shell Oil Co.
                               3.850%(a)(b)                                                1,100,000
                             Tax-Exempt Eagle Trust:
     4,700,000     NR++        Dupage Water Series 93 PART 3.770%(a)                       4,700,000
    14,200,000     A-1+        Illinois State GO FGIC-Insured 3.770%(a)                   14,200,000
     9,500,000     A-1+        University of Chicago 3.770%(a)                             9,500,000
     3,800,000     A-1+      University of Illinois Revenue Health Services
                               Facilities Systems 3.700%(a)                                3,800,000
     3,000,000     A-1+      University of Illinois Revenue PART FGIC-Insured
                               3.800%(a)                                                   3,000,000
     5,000,000     A-1+      Village of Sauget St. Claire County 3.700%(a)                 5,000,000
    12,400,000     A-1       Winnegabo Boone County PART FSA-Insured 3.650%
                               due 10/1/98(c)                                             12,400,000
----------------------------------------------------------------------------------------------------
                                                                                         439,954,222
----------------------------------------------------------------------------------------------------
Indiana -- 2.8%
     4,000,000     A-1+      Allen County Economic Development Revenue
                               (Mattel Project) 3.900%(a)(b)                               4,000,000
     1,785,000     NR++      Bluffton Economic Development Revenue
                               (Snider Tire Inc. Project) 3.750%(a)                        1,785,000
                             Fort Wayne Industrial Hospital Authority Revenue
     3,700,000     VMIG 1*     (Parkview Memorial Hospital) Series B 3.700%(a)             3,700,000
     4,500,000     VMIG 2*   Fort Wayne PCR (General Motors Corp. Project) 3.900%(a)       4,500,000
    20,000,000     A-1+      Hammond Local Public Improvement Bond Bank
                               4.300% due 1/7/99                                          20,074,110

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                               11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Indiana -- 2.8% (continued)
  $ 44,000,000     SP-1+     Indiana Bond Bank Advance Funding Program Notes
                               Series A2 4.000% due 1/20/99                             $ 44,137,078
     7,500,000     A-1+      Indiana Health Facility Financing Authority Hospital
                               Revenue (Community Hospitals Project)
                               Series B 3.750%(a)                                          7,500,000
     5,800,000     A-1+      Indiana Health Facilities Development Finance Authority
                               Youth Opportunity Center 3.700%(a)                          5,800,000
    18,000,000     A-1+      Indiana IDA Solid Waste (Pure Air Series 90 A) TECP
                               3.600% due 7/10/98(a)                                      18,000,000
                             Indiana Secondary Market Educational Loans:
     5,300,000     A-1+        Series 88B AMBAC-Insured 3.800%(a)(b)                       5,300,000
    13,900,000     A-1+        Series 89B AMBAC-Insured 3.800%(a)(b)                      13,900,000
    17,000,000     NR+       Indiana University Hospital Revenue larian Health
                               7.000% due 1/1/99                                          17,754,790
     1,300,000     NR++      Plymouth IDR (Dean Foods Co. Project) 3.650%(a)               1,300,000
     1,700,000     A-1+      Princeton PCR (PSI Energy Project) 3.800%(a)                  1,700,000
    27,600,000     NR+       Rockport PCR Refunding (Michigan Power Co. Project)
                               Series B AMBAC-Insured 3.650%(a)                           27,600,000
----------------------------------------------------------------------------------------------------
                                                                                         177,050,978
----------------------------------------------------------------------------------------------------
Iowa -- 0.5%
     3,000,000     P-1*      Iowa HFA IDR (Sauer - Sundstrand Co. Project)
                               3.750%(a)(b)                                                3,000,000
                             Iowa State School Cash Anticipation Program Warrants:
    10,000,000     SP-1+       Series A 4.500% due 6/26/98                                10,015,880
    20,000,000     SP-1+       Series B 4.250% due 1/28/99                                20,114,979
----------------------------------------------------------------------------------------------------
                                                                                          33,130,859
----------------------------------------------------------------------------------------------------
Kansas -- 0.8%
     3,400,000     NR++      Fredonia Revenue Exempt Facilities
                               (Systech Environmental) 3.900%(a)(b)                        3,400,000
    14,265,000     VMIG 1*   Kansas Department of Transportation Series 98
                               PART 3.800%(a)                                             14,265,000
     6,545,000     MIG 1*    Lawrence GO Series A 4.000% due 6/1/98                        6,545,098
     6,000,000     A-1+      Mission MFH (Silverwood Apartments Project)
                               3.700%(a)                                                   6,000,000
    14,000,000     NR++      Sedgewick County Airport Facility Revenue
                               (Flight Safety International Inc. Project) 3.750%(a)(b)    14,000,000
                             Wichita Airport Authority Airport Facilities Revenue
                               (Flight Safety International Project):
     3,300,000     NR++          Series 90 3.650%(a)                                       3,300,000
     6,170,000     NR++          Series 92 3.750%(a)(b)                                    6,170,000
----------------------------------------------------------------------------------------------------
                                                                                          53,680,098
----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Kentucky -- 2.7%
  $  3,250,000     NR++      Calvert City PCR (BOC Group Inc. Project) 3.650%(a)        $  3,250,000
    19,400,000     VMIG 1*   Clipper Kentucky Tax-Exempt Trust PART 3.770%(a)             19,400,000
     3,000,000     VMIG 1*   Fulton County United Healthcare Hospital Co. 3.800%(a)        3,000,000
     1,432,000     A-1       Jefferson County IDR (Belknap Inc. Project) 3.500%(a)         1,432,000
    15,000,000     A-1+      Jefferson County PCR Louisville
                               Gas & Electric TECP 3.650% due 5/21/98(b)                  15,000,000
     2,225,000     A-1+      Kenton County Airport PART MBIA-Insured
                               3.870%(a)(b)                                                2,225,000
     1,000,000     A-1+      Kentucky Economic Development Baptist Health Care
                               3.600%(a)                                                   1,000,000
    23,450,000     A-1+      Kentucky Higher Education Student Loan
                               AMBAC-Insured 3.750%(a)(b)                                 23,450,000
     3,200,000     A-1+      Kentucky IDA Health Alliance MBIA-Insured 3.750%(a)           3,200,000
    38,000,000     SP-1+     Kentucky TRANS Series A 4.500% due 6/25/98                   38,055,355
    23,060,000     A-1       Louisville and Jefferson County Sewer PART
                               FGIC-Insured 3.700% due 10/6/98(c)                         23,060,000
     5,500,000     P-1*      Montgomery County IDR Conn Fineblanking Corp.
                               3.900%(a)(b)                                                5,500,000
     3,380,000     A-1+      Morgantown Southern Health Care Systems Project A
                               3.700%(a)                                                   3,380,000
     8,400,000     VMIG 1*   Pendeleton County Revenue Kentucky Association
                               Counties Fund 3.950% due 7/1/98(c)                          8,400,000
                             Southwire Co.:
    21,685,000     NR++        Project A 3.850%(a)                                        21,685,000
     1,000,000     NR++        Project B 3.850%(a)                                         1,000,000
----------------------------------------------------------------------------------------------------
                                                                                         173,037,355
----------------------------------------------------------------------------------------------------
Louisiana -- 1.8%
     1,410,000     NR++      Kentwood IDR Refunding (Suntory Water Group Inc.)
                               3.650%(a)                                                   1,410,000
                             Lake Charles Harbor and Term District
                               Port Facilities Revenue:
       400,000     P-1*          Citgo Petroleum Corp. 3.700%(a)                             400,000
    28,000,000     A-1+          Global Industries 3.800%(a)(b)                           28,000,000
                             Louisiana Public Facility Authority:
     4,200,000     NR++        Home Depot USA Inc. Project 3.750%(a)(b)                    4,200,000
     6,000,000     A-1+        Sisters of Charity Series E TECP 3.450% due 4/7/98          6,000,000
    10,000,000     NR+       Louisiana State Recovery District Sales Revenue
                               MBIA-Insured 4.250% due 7/1/98                             10,018,325
     7,025,000     VMIG 1*   Louisiana State GO Series 29A  PART MBIA-Insured
                               3.800%(a)                                                   7,025,000
     6,000,000     A-1+      Louisiana State Offshore Term Authority Deepwater Port
                               Revenue First Stage Series A 3.700%(a)                      6,000,000
    32,550,000     VMIG 1*   New Orleans Aviation Board Revenue Refunding
                               Series B MBIA-Insured 3.750%(a)                            32,550,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Louisiana -- 1.8% (continued)
  $  5,000,000     NR++      Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                               3.750%(a)(b)                                             $  5,000,000
     2,000,000     A-1+      St. Charles Parish Louisiana PCR Shell Oil Co.
                               Series 1992 3.850%(a)(b)                                    2,000,000
    10,900,000     P-1*      South Port Community Occidental Petroleum
                               Chemical Corp. 3.750%(a)                                   10,900,000
     1,000,000     NR++      Vermillion Parish IDR (Garan Inc. Project) 3.750%(a)(b)       1,000,000
----------------------------------------------------------------------------------------------------
                                                                                         114,503,325
----------------------------------------------------------------------------------------------------
Maine -- 0.1%
     9,500,000     A-1       Westbrook Revenue (Southern Container Corp. Project)
                               3.850%(a)(b)                                                9,500,000
----------------------------------------------------------------------------------------------------
Maryland -- 2.8%
     4,000,000     NR++      Baltimore County Economic Development Revenue
                               (Art  Litho Co. Project) 3.750%(a)(b)                       4,000,000
     4,000,000     A-1+      Baltimore PCR Refunding (SCM Plants Project)
                               3.700%(a)(b)                                                4,000,000
                             Maryland State Health & Higher Educational Facilities
                               Authority Revenue:
    35,700,000     VMIG 1*       Pooled Loan Program Series A 3.750%(a)                   35,700,000
     6,500,000     VMIG 1*       Charlestown Community Inc. Series A 3.700%(a)             6,500,000
                             Montgomery County Economic Development Revenue
                               (Howard Hughes Medical Center):
    12,100,000     A-1+          Series A 3.650%(a)                                       12,100,000
    25,500,000     A-1+          Series B 3.700%(a)                                       25,500,000
    25,500,000     A-1+          Series C 3.650%(a)                                       25,500,000
                             Montgomery County Housing Opportunity Community
                               Housing Revenue:
    27,500,000     A-1+          Draper Land Apartments Issue I
                                   FGIC-Insured 3.750%(a)(b)                              27,500,000
    10,100,000     A-1+          Series A 3.700%(a)                                       10,100,000
    18,700,000     A-1+      Tax-Exempt Eagle Trust (Northeast Maryland
                               Waste Disposal) MBIA-Insured 3.770%(a)                     18,700,000
     5,200,000     A-1+      University of Maryland Revenue
                               (Equipment Loan Program) 3.650%(a)                          5,200,000
----------------------------------------------------------------------------------------------------
                                                                                         174,800,000
----------------------------------------------------------------------------------------------------
Massachusetts -- 0.7%
    10,395,000     VMIG 1*   Clipper Massachusetts Tax Exempt Trust PART
                               AMBAC-Insured 3.870%(a)(b)                                 10,395,000
     9,640,000     A-1+      Massachusetts HFA Housing Bonds Series A PART
                               AMBAC-Insured 3.800%(a)(b)                                  9,640,000
     2,210,000     A-1+      Massachusetts Turnpike Authority PART MBIA-Insured
                               3.800%(a)                                                   2,210,000
    22,025,000     A-1+      Massachusetts Water Resource Authority
                               Series D PART MBIA-Insured 3.825%(a)                       22,025,000
----------------------------------------------------------------------------------------------------
                                                                                          44,270,000
----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Michigan -- 4.0%
  $  3,500,000     NR++      Berrien County Limited Obligation Revenue
                               (Menasha Corp. Project) 3.650%(a)                        $  3,500,000
    15,700,000     A-1       Dearborn Economic Development Corp. Revenue
                               (Oakbrook Common Project) 3.750%(a)                        15,700,000
    18,850,000     A-1+      Detroit Sewer Disposable Revenue PART FGIC-Insured
                               3.800%(a)                                                  18,850,000
     9,030,000     A-1+      Michigan State Building TECP 3.400% due 4/9/98                9,030,000
    50,000,000     SP-1+     Michigan State GO Notes 4.500% due 9/30/98                   50,181,763
                             Michigan State HDA:
     9,950,000     A-1+        Series B 3.600%(a)                                          9,950,000
    14,180,000     NR++        Series 1995D PART 3.850%(a)                                14,180,000
     4,000,000     VMIG 1*     Series 2010 PART FSA-Insured 3.850%(a)(b)                   4,000,000
     5,500,000     VMIG 1*     Woodland Meadows Project Revenue 3.650%(a)(b)               5,500,000
                             Michigan State Hospital Finance Authority Revenue:
    17,000,000     VMIG 1*     Mt. Clemens Hospital Refunding 3.700%(a)                   17,000,000
     5,100,000     A-1         St. Mary Hospital of Livonia Series A 3.700%(a)             5,100,000
    60,400,000     SP-1+     Michigan State Municipal Board Authority Revenue
                               Series B 4.500% due 7/2/98                                 60,500,504
                             Michigan Strategic Fund PCR (General Motors Corp.
                               Project):
    11,300,000     P-1         Consumers Power 3.800%(a)                                  11,300,000
     3,000,000     VMIG 2*     Series A Refunding 3.900%(a)                                3,000,000
    20,440,000     VMIG 2*     Series 85 3.700%(a)                                        20,440,000
     6,700,000     A-1+      Wayne Charter County Airport Revenue 3.750%(a)(b)             6,700,000
----------------------------------------------------------------------------------------------------
                                                                                         254,932,267
----------------------------------------------------------------------------------------------------
Minnesota -- 1.4%
     5,000,000     A-1+      Bloomington Multi-Family Revenue Refunding (Rental
                               Housing Crow/Bloomington) 3.700%(a)                         5,000,000
     1,700,000     A-1+      Hubbard County Solid Waste Disposal Revenue
                               (Potlatch Corp. Project) 3.750%(a)(b)                       1,700,000
    11,910,000     A-1+      Minneapolis GO Series B 3.690%(a)                            11,910,000
     9,900,000     A-1+      Minneapolis St. Paul Housing Finance Multi-Family
                               Revenue PART 3.850%(a)(b)                                   9,900,000
     7,565,000     NR++      Minnesota State GO PART 3.775%(a)                             7,565,000
                             Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000     A-1+        Series A 3.850%(a)                                         10,000,000
    16,600,000     A-1+        Series C 3.850%(a)                                         16,600,000
     2,200,000     A-1+      St. Cloud Health Care Facilities Series A 3.600%(a)           2,200,000
    24,000,000     A-1+      Tax-Exempt Eagle Trust Minnesota GO PART 3.770%(a)           24,000,000
----------------------------------------------------------------------------------------------------
                                                                                          88,875,000
----------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
                             Jackson County PCR Chevron:
     1,700,000     P-1*        Series 1993 3.750%(a)                                       1,700,000
     4,650,000     P-1*        Series 1993 3.850%(a)                                       4,650,000
     4,000,000     P-1*        Series 1994 3.850%(a)(b)                                    4,000,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Mississippi -- 0.4% (continued)
  $  2,880,000     NR++      Jackson IDR Refunding (McKesson Corp. Project)
                               3.650%(a)                                                $  2,880,000
     5,000,000     A-1+      Mississippi Business Financial Corp. Solid Waste
                               Disposal Revenue Morton International 3.850%(a)             5,000,000
     5,350,000     NR++      Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                               3.650%(a)                                                   5,350,000
     1,500,000     NR++      Washington County IDR (La-Z-Boy Chair Co. Project)
                               3.750%(a)(b)                                                1,500,000
----------------------------------------------------------------------------------------------------
                                                                                          25,080,000
----------------------------------------------------------------------------------------------------
Missouri -- 1.4%
     6,000,000     A-1+      Independence IDR Groves Graceland 3.900%(a)                   6,000,000
     7,995,000     A-1+      Kansas City IDA MFH Revenue
                               (Willow Creek IV Apartments) 3.700%(a)                      7,995,000
                             Missouri Higher Education Loan Authority Student Loan
                               Revenue:
    14,300,000     MIG 1*        Series 90A 3.800%(a)(b)                                  14,300,000
     1,250,000     VMIG 1*       Series 90B 3.800%(a)(b)                                   1,250,000
     4,000,000     A-1+      Missouri State Environmental Improvement and Energy
                               Authority Utilicorp United Inc. Project 3.800%(a)(b)        4,000,000
                             Missouri State Environmental PCR (Union Electric Project):
     3,000,000     A-1+        TECP 3.450% due 4/6/98                                      3,000,000
     7,800,000     A-1+        TECP 3.250% due 4/13/98                                     7,800,000
                             Missouri State Health & Educational Facilities
                               Authority Revenue:
     8,000,000     A-1+          Barnes Hospital Project 3.650%(a)                         8,000,000
     7,900,000     A-1+          St. Anthonys Medical Center Series B 3.650%(a)            7,900,000
    11,100,000     A-1+          St. Anthonys Medical Center Series C 3.650%(a)           11,100,000
     4,000,000     A-1+          St. Francis Center Series A 3.900%(a)                     4,000,000
     6,000,000     A-1+          Sister of Mercy Series B 3.650%(a)                        6,000,000
     2,600,000     A-1+          SSM Health Care Projects MBIA-Insured
                                   Series C 3.700%(a)                                      2,600,000
     3,000,000     VMIG 1*   St. Charles County IDA Revenue Refunding,
                               Venture Stores Inc. Project 3.700%(a)                       3,000,000
     4,000,000     NR++      Versailles IDA IDR Refunding (Gates Rubber Co.
                               Project) 3.740%(a)                                          4,000,000
----------------------------------------------------------------------------------------------------
                                                                                          90,945,000
----------------------------------------------------------------------------------------------------
Montana -- 0.4%
     3,500,000     A-1+      Forsyth PCR Portland General Electric 3.650%(a)               3,500,000
     1,200,000     P-1*      Missoula IDR (Washington Corp. Project) 3.460%(a)             1,200,000
                             Montana Board of Investment (Colstrip 89):
    11,100,000     A-1+        3.800%(a)(b)                                               11,100,000
     3,925,000     A-1+        4.675%(a)                                                   3,925,000
     4,000,000     VMIG 1*   Montana State Board Housing PART 3.850%(a)(b)                 4,000,000
----------------------------------------------------------------------------------------------------
                                                                                          23,725,000
----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Nebraska -- 1.0%
                             Nebraska Higher Education Loan Program Income
                               Revenue Student Loan Program:
  $  1,600,000     VMIG 1*       Series 1985A MBIA-Insured 3.700%(a)                    $  1,600,000
    22,575,000     A-1+          Series 1986A 3.800%(a)(b)                                22,575,000
     2,650,000     A-1+          Series 1986B 3.800%(a)(b)                                 2,650,000
    10,425,000     A-1+          Series 1986C 3.800%(a)(b)                                10,425,000
    22,280,000     A-1+          Series 1986D 3.800%(a)(b)                                22,280,000
     4,600,000     A-1+          Series 1988C 3.800%(a)(b)                                 4,600,000
----------------------------------------------------------------------------------------------------
                                                                                          64,130,000
----------------------------------------------------------------------------------------------------
Nevada -- 0.7%
     5,190,000     A-1+      Clark County Airport Improvement Revenue Lien
                               Series A-2 3.750%(a)(b)                                     5,190,000
     8,600,000     VMIG*     Clark County IDR Nevada (Cogeneration I Project)
                               3.850%(a)(b)                                                8,600,000
     8,000,000     A-1+      Clark County PCR (Southern California Edison Project)
                               TECP Series A 3.350% due 5/11/98(b)                         8,000,000
    11,450,000     A-1+      Clark County School District PART FGIC-Insured
                               3.800%(a)                                                  11,450,000
    11,000,000     A-1+      Nevada State GO PART 3.800%(a)                               11,000,000
----------------------------------------------------------------------------------------------------
                                                                                          44,240,000
----------------------------------------------------------------------------------------------------
New Hampshire -- 1.4%
                             New Hampshire Higher Educational & Health Facilities
                               Authority Revenue (VHA New England Inc.):
     4,200,000     A-1           Series E AMBAC-Insured 3.700%(a)                          4,200,000
     8,300,000     A-1+          Series G AMBAC-Insured 3.700%(a)                          8,300,000
                             New Hampshire State Business Finance Authority PCR
                               Refunding Public Service Co. (Connecticut
                               Light & Power Co. Project):
     7,000,000     A-1+          Series A 3.650%(a)                                        7,000,000
    27,000,000     A-1+          Series D 3.750%(a)(b)                                    27,000,000
    35,500,000     A-1+          Series E 3.800%(a)(b)                                    35,500,000
     2,800,000     A-1       New Hampshire State Business Finance Authority IDR
                               (Park Nameplate Co.) 3.850%(a)(b)                           2,800,000
     2,000,000     A-1+      New Hampshire State IDA Revenue
                               PCR (Conneticut Light & Power Co. Project)
                               3.700%(a)(b)                                                2,000,000
----------------------------------------------------------------------------------------------------
                                                                                          86,800,000
----------------------------------------------------------------------------------------------------
New Mexico -- 0.3%
     4,900,000     NR++      Bellen IDR (Solo New Mexico Project) 3.750%(a)(b)             4,900,000
     4,300,000     A-1+      Farmington PCR Refunding (Public Service Co. San Juan)
                               3.850%(a)(b)                                                4,300,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
New Mexico -- 0.3% (continued)
  $  3,825,000     A-1+      New Mexico Mortgage Finance Authority Series 1995
                               PART 3.900% due 9/10/98(b)(c)                            $  3,825,000
     3,100,000     SP-1+     New Mexico TRAN 4.500% due 6/30/98                            3,104,760
     2,700,000     A-1+      Tax Exempt Eagle Trust (New Mexico Mortgage Finance)
                               PART FGIC-Insured 3.770%(a)(b)                              2,700,000
----------------------------------------------------------------------------------------------------
                                                                                          18,829,760
----------------------------------------------------------------------------------------------------
New Jersey -- 1.3%
    26,500,000     A-1+      New Jersey State Housing & Mortgage Finance Agency
                               Revenue PART MBIA-Insured 3.750%(a)(b)                     26,500,000
                             New Jersey TRANS TECP:
     3,000,000     A-1+        Series 1997A 3.550% due 4/8/98                              3,000,000
     5,000,000     A-1+        Series 1997A 3.625% due 6/5/98                              5,000,000
     7,900,000     A-1+        Series 1997A 3.650% due 6/15/98                             7,900,000
    40,000,000     A-1+        Series 1998A 3.500% due 4/16/98                            40,000,000
----------------------------------------------------------------------------------------------------
                                                                                          82,400,000
----------------------------------------------------------------------------------------------------
New York -- 2.3%
    10,000,000     NR++      Eastern Suffolk Educational Services First Supervisory
                               District RAN 4.500% due 6/24/98                            10,011,046
    20,000,000     SP-1      Nassau County RAN Series A 4.250% due 8/17/98                20,050,182
    13,690,000     A-1       NYC GO PART Series M AMBAC-Insured
                               3.850% due 6/4/98(c)                                       13,690,000
                             NYC Municipal Water Finance Authority Water & Sewer
                               System Revenue:
     9,685,000     A-1+          PART Series 12 MBIA-Insured 3.700%(a)                     9,685,000
     8,700,000     A-1+          Series G FGIC-Insured 3.850%(a)                           8,700,000
                             Port Authority of New York and New Jersey Obligation
                               Revenue:
     2,700,000     A-1+          Series 4 3.800%(a)(b)                                     2,700,000
     4,300,000     A-1+          Seires 5 3.700%(a)                                        4,300,000
    10,000,000     NR++      Rochester New York BANS Series 1998-I 4.000%
                               due 3/9/99                                                 10,038,898
    50,000,000     SP-1+     Suffolk County New York TANS Series I 4.250%
                               due 8/13/98                                                50,115,575
    16,592,000     SP-1      Syracuse New York BANS Series B 4.000% due 12/18/98          16,612,463
----------------------------------------------------------------------------------------------------
                                                                                         145,903,164
----------------------------------------------------------------------------------------------------
North Carolina -- 1.1%
     3,500,000     NR++      Iredell County Industrial Facilities & PCFA
                               Industrial Revenue (Valspar Corp. Project) 3.700%(a)(b)     3,500,000
     4,135,000     A-1+      Mecklenburg County Lease Revenue
                               (The Young Men Christian Project) 3.650%(a)                 4,135,000
     3,625,000     NR++      Pasquotank County Hospital Revenue 3.600%(a)                  3,625,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
North Carolina -- 1.1% (continued)
  $  9,995,000     A-1       North Carolina HFA PART 3.850%(a)(b)                       $  9,995,000
                             North Carolina Medical Care:
     2,900,000     VMIG 1*     Community Lexington Member Hospital 3.750%(a)               2,900,000
    12,000,000     VMIG 1*     Givens Estate Inc. Project 3.850%(a)                       12,000,000
                             North Carolina Municipal Power Agency Authority
                               (Catawba Project) TECP:
    18,810,000     A-1+          3.600% due 4/6/98                                        18,810,000
     3,400,000     A-1+          3.550% due 4/7/98                                         3,400,000
     5,500,000     A-1+          3.550% due 5/22/98                                        5,500,000
     3,100,000     A-1+      Raleigh Durham Airport (American Airlines Project)
                               3.800%(a)                                                   3,100,000
     5,000,000     A-1+      University of North Carolina Revenue (Kenan Memorial
                               Stadium) 3.650%(a)                                          5,000,000
----------------------------------------------------------------------------------------------------
                                                                                          71,965,000
----------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
     5,095,000     A-1+      Oliver Solid Waste Square Butte Electric AMBAC-Insured
                               6.500%(a)(b)                                                5,095,000
----------------------------------------------------------------------------------------------------
Ohio -- 2.7%
                             Clermont County Hospital Facilities Revenue:
     2,320,000     A-1+        Mercy Health Systems Series 94B 3.650%(a)                   2,320,000
    12,700,000     A-1+        Mercy Health Systems Series 96B 3.650%(a)                  12,700,000
                             Cuyahoga County Ohio Hospital Revenue
                               Cleveland Clinic Hospital:
    10,100,000     A-1+          3.650%(a)                                                10,100,000
     9,000,000     AAA           AMBAC-Insured 3.700%(a)                                   9,000,000
     3,700,000     A-1+      Hamilton County Hospital Health Alliance Series E
                               MBIA-Insured 3.650%(a)                                      3,700,000
    14,590,000     A-1+      Lake County Hospital Facilities Revenue (Lake Hospital
                               Systems Inc.) 3.750%(a)                                    14,590,000
     2,000,000     NR++       Oakwood Village IDR (Sennet Steel Corp. Project)
                               3.750%(a)                                                   2,000,000
    18,300,000     SP-1+     Ohio School Districts TANS Series B 4.470% due 6/30/98       18,325,660
                             Ohio State Air Quality Development Authority Revenue:
     8,000,000     A-1+        Duquesne Light TECP PCR Series 88
                                 3.650% due 4/6/98(b)                                      8,000,000
     3,000,000     A-1+        Duquesne Light TECP 3.650% due 4/6/98(b)                    3,000,000
    23,070,000     A-1+        Edison Co. Series 88A 3.650% due 2/1/99(c)                 23,070,000
     4,000,000     A-1+        JMG FDG Limited Partnership Series A 3.750%(a)(b)           4,000,000
                             Ohio State Water Development Authority:
     5,500,000     A-1+        Duquesne Light Co. Project PCR 3.700%(a)(b)                 5,500,000
    13,900,000     VMIG 1*     Timken Co. Project Waste Disposal Revenue
                                 3.700%(a)(b)                                             13,900,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Ohio -- 2.7% (continued)
  $  1,600,000     A-1       Scioto County Hospital Revenue (VHA Center Inc.)
                               Series D AMBAC-Insured 3.650%(a)                         $  1,600,000
    21,795,000     SP-1+     Summit County BANS Series A 4.500% due 6/4/98                21,818,159
    14,000,000     A-1+      Tax-Exempt Eagle Trust Ohio Water District PART
                               AMBAC-Insured 3.770%(a)                                    14,000,000
     1,480,000     VMIG 1*   Toledo City Services Special Assessment Notes
                               3.700%(a)                                                   1,480,000
----------------------------------------------------------------------------------------------------
                                                                                         169,103,819
----------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
     1,145,000     NR++      Adair County IDR Baldor Co. 3.650%(a)                         1,145,000
     4,500,000     NR++      Creek County Industrial Authority IDR
                               (Henry Vogt Machinery) 3.800%(a)(b)                         4,500,000
    11,980,000     A-1+      Oklahoma State Student Loan Authority Revenue
                               (Student Loan) Series A MBIA-Insured 3.800%(a)(b)          11,980,000
----------------------------------------------------------------------------------------------------
                                                                                          17,625,000
----------------------------------------------------------------------------------------------------
Oregon -- 3.0%
     6,750,000     VMIG 1*   Hillsboro Oregon Revenue Graduate Center
                               Institute Project 3.850%(a)                                 6,750,000
                             Oregon State Economic Development Commission
                               Economic & IDR:
     1,000,000     P-1           Eagle Picher Industries 3.600%(a)                         1,000,000
     1,300,000     NR++          Trust Joist 3.650%(a)                                     1,300,000
                             Oregon State Housing & Community Services Department
                               Mortgage Revenue (Single Family Mortgage Program):
    10,000,000     VMIG 1*       Series C 3.950% due 5/14/98(c)                           10,000,000
     2,500,000     VMIG 1*       Series D 4.050% due 5/14/98(b)(c)                         2,500,000
                             Oregon State GO:
    24,900,000     A-1+        Series 73E 3.600%(a)                                       24,900,000
    44,130,000     A-1+        Series 73F 3.600%(a)                                       44,130,000
    50,500,000     A-1+        Series 73G 3.650%(a)                                       50,500,000
    17,800,000     A-1+        Series 73H 3.650%(a)                                       17,800,000
                             Port St. Helen's PCR (Portland General Electric):
     6,850,000     A-1+        Series A 3.700%(a)                                          6,850,000
     3,900,000     A-1+        Series A 3.800%(a)(b)                                       3,900,000
     3,500,000     A-1+        Series 85A 3.800%(a)                                        3,500,000
    16,900,000     P-1*      Washington County Multi-Family Housing Authority
                               (Cedar Mill Project) 3.800%(a)(b)                          16,900,000
----------------------------------------------------------------------------------------------------
                                                                                         190,030,000
----------------------------------------------------------------------------------------------------
Pennsylvania -- 6.2%
     6,750,000     NR++      Allegheny County Hospital Development Authority
                               Revenue (Health Care Dialysis Clinic) 3.650%(a)             6,750,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Pennsylvania -- 6.2% (continued)
  $  5,800,000     VMIG 1*   Allegheny County IDA IDR Residential Rental
                               Development Series A 3.800%(a)(b)                        $  5,800,000
                             Beaver County PCR IDA (Duquesne Light Co.) TECP:
     4,200,000     A-1+        3.650% due 4/6/98(b)                                        4,200,000
     6,000,000     A-1+        3.550% due 4/8/98                                           6,000,000
     4,970,000     A-1+        3.550% due 5/15/98                                          4,970,000
     3,600,000     A-1+        3.625% due 6/5/98                                           3,600,000
     2,515,000     NR++      Bucks County IDA IDR (Dunmore Corp. Project)
                               3.900%(a)(b)                                                2,515,000
     6,400,000     A-1+      Cambria County IDA Resource Recovery Revenue
                               (Cambria Cogen Project) Series V-2 3.750%(a)(b)             6,400,000
                             Carbon County IDA Resource Recovery
                               (Panther Creek) TECP:
    11,675,000     A-1+          3.650% due 4/6/98(b)                                     11,675,000
     6,825,000     A-1+          3.800% due 4/7/98(b)                                      6,825,000
     2,000,000     A-1+      Chester County Health Education PART AMBAC-Insured
                               3.770%(a)                                                   2,000,000
     9,910,000     VMIG 1*   Cumberland County Municipal Authority Revenue
                               (United Methodist Aging Homes) 3.870% due 6/4/98(c)         9,910,000
                             Delaware County IDR (Philadelphia Electric Co.):
     1,600,000     A-1+        Series G 3.600%(a)                                          1,600,000
    34,200,000     A-1+      Delaware EDA IDR (Clean Power Project) 3.750%(a)(b)          34,200,000
     3,900,000     NR++      East Pennsylvania Industrial & Commercial Development
                               Authority (Electronic Data Systems Corp.) 3.650%(a)(b)      3,900,000
    10,110,000     A-1+      Indiana County IDA PCR (Conemaugh Project) Series A
                               3.650%(a)(b)                                               10,110,000
     2,500,000     NR++      Luzerne County IDA IDR (Culp Inc. Project) 3.750%(a)(b)       2,500,000
    10,000,000     A-1       Pennsylvania EDA (National Gypsum Co. Project)
                               3.800%(a)(b)                                               10,000,000
     5,400,000     A-1+      Pennsylvania Energy Development Authority
                               (Piney Creek) Series A 3.700%(a)(b)                         5,400,000
     8,665,000     A-1+      Pennsylvania State COP PART AMBAC-Insured 3.900% (a)          8,665,000
     5,000,000     NR++      Pennsylvania State GO AMBAC-Insured 5.000%
                               due 11/15/98                                                5,041,924
                             Pennsylvania State Higher Education Assistance
                               Agency Student Loan Revenue:
     3,200,000     A-1+          Series B 3.800%(a)(b)                                     3,200,000
    10,000,000     A-1+          Series C 3.800%(a)(b)                                    10,000,000
                             Philadelphia Gas Works:
     5,000,000     A-1+        TECP Series B 3.750% due 4/8/98                             5,000,000
    12,900,000     A-1+        TECP Series B 3.500% due 4/15/98                           12,900,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Pennsylvania -- 6.2% (continued)
  $ 25,000,000     SP-1+     Philadelphia School District TRAN 4.500% due 6/30/98         25,032,596
    50,000,000     SP-1+     Philadelphia TRAN 4.500% due 6/30/98                         50,060,663
     9,000,000     A-1+      Philadelphia Water and Waste Water Series 97B
                               AMBAC-Insured 3.820% due 8/5/98(c)                          9,000,000
    18,200,000     P-1*      Quakertown General Authority Revenue (Pooled Financing
                               Program) Series A 3.750%(a)                                18,200,000
     1,000,000     VMIG 1*   Quakertown Hospital Program Series 1985A 3.750%(a)            1,000,000
                             Sayre Health Care Facilities Authority Revenue
                               (VHR Cap Financing Project):
     8,700,000     A-1           Series I AMBAC-Insured 3.650%(a)                          8,700,000
     5,800,000     A-1           Series J AMBAC-Insured 3.650%(a)                          5,800,000
    10,235,000     A-1+      Southeastern Transportation Authority Special Revenue
                               PART FGIC-Insured 3.750%(a)                                10,235,000
                             Tax-Exempt Eagle Trust PART AMBAC-Insured
                               Beaver County:
    19,000,000     A-1+          Series 95A 3.770%(a)                                     19,000,000
    19,000,000     A-1+          Series 95B 3.770%(a)                                     19,000,000
                             Venango IDA (Scrubgrass Project) TECP:
     2,600,000     A-1+        3.650% due 4/6/98(a)                                        2,600,000
     4,915,000     A-1+        3.350% due 5/11/98(a)                                       4,915,000
    34,600,000     A-1       York General Authority Pooled Financing Revenue
                               3.800%(a)                                                  34,600,000
----------------------------------------------------------------------------------------------------
                                                                                         391,305,183
----------------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
     3,900,000     A-1+      Providence Public Parking Corp. (Washington Street
                               Garage Corp. Project) 3.700%(a)(b)                          3,900,000
    11,825,000     P-1*      Rhode Island State Economic Development Corp.
                               McCoy Stadium 3.750%(a)                                    11,825,000
     3,200,000     A-1       Rhode Island State IDR Kilguss Realty Co. 3.850%(a)(b)        3,200,000
     3,000,000     A-1       Rhode Island State Industrial Facilities Corp.
                               Mathew Realty Co. 3.850%(a)(b)                              3,000,000
----------------------------------------------------------------------------------------------------
                                                                                          21,925,000
----------------------------------------------------------------------------------------------------
South Carolina -- 1.8%
                             Anderson County Industrial Revenue:
     6,580,000     NR++        Culp Inc. Project 3.750%(a)(b)                              6,580,000
     2,400,000     NR++        Fed Paper Board Co. Inc. Project 3.750%(a)(b)               2,400,000
     4,000,000     NR++        Mikron Corp. Anderson Project 3.900%(a)(b)                  4,000,000
     3,300,000     A-1+      Charleston County (Ziegler Coal Project) 3.850%(a)(b)         3,300,000
     2,252,000     NR++      Chesterfield County IDR (Culp Inc. Project) 3.750%(a)(b)      2,252,000
                             Piedmont Muni Power Agency Electric Revenue Refunding:
    27,300,000     A-1+        Series A MBIA-Insured TECP 3.650%(a)                       27,300,000
     7,900,000     A-1+        Series C MBIA-Insured TECP 3.650%(a)                        7,900,000
    31,100,000     A-1+        Series D MBIA-Insured TECP 3.650%(a)                       31,100,000

                       See Notes to Financial Statements.
-------------------------------------------------------------------------------
22                                           1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
South Carolina -- 1.8% (continued)
                             South Carolina Jobs Economic Development
                               Authority Revenue:
  $  5,000,000     P-1*          Basf Corp. Project 3.850%(a)(b)                        $  5,000,000
     4,200,000     NR++          Conco Medical Products Project 3.900%(a)(b)               4,200,000
     4,300,000     NR++          Galey & Lord Industries Inc. Project 3.750%(a)(b)         4,300,000
     2,000,000     NR++          Greenville Machinery Project 3.750%(a)(b)                 2,000,000
     6,000,000     NR++          Orders Realty Co. Inc. Project 3.750%(a)(b)               6,000,000
     4,535,000     NR+       South Carolina Public Service Authority
                               Revenue AMBAC-Insured 5.000% due 1/1/99                     4,581,181
----------------------------------------------------------------------------------------------------
                                                                                         110,913,181
----------------------------------------------------------------------------------------------------
Tennessee -- 4.3%
     4,435,000     P-1*      Anderson County Tennessee IDB Revenue Bond
                               Becromal of America Inc. Project 4.150%(a)(b)               4,435,000
    10,000,000     VMIG 1*   Clarksville Public Building Authority Revenue Pooled
                               Financing Tennessee Muni Board Fund 3.700%(a)              10,000,000
     4,600,000     A-1+      Franklin Tennessee IDR (Franklin Oaks Apartments)
                               3.700%(a)                                                   4,600,000
     8,100,000     NR++      Loudon IDB PCR (AE Stanley Manufacturing) 3.650%(a)           8,100,000
     2,400,000     NR++      McMinn County IDB (Thomas and Betts Corp. Project)
                               3.750%(a)(b)                                                2,400,000
    12,400,000     VMIG 1*   Metro Government Nashville & Davidson County
                               IDB Revenue Multi-Family Housing (Arbor Knoll)
                               3.650%(a)                                                  12,400,000
                             Montgomery County Tennessee Public Building
                               Authority Pooled Financing Revenue:
     6,500,000     VMIG 1*       Montgomery County Loan 3.700%(a)                          6,500,000
    44,000,000     VMIG 1*       Tennessee County Loan Pool 3.700%(a)                     44,000,000
     2,600,000     NR++      Roane County IDB IDR (Great Lakes Carbon Corp.)
                               3.500%(a)                                                   2,600,000
                             Sevier County Public Building Authority (Local
                               Government Public Improvement) AMBAC-Insured:
    10,000,000     VMIG 1*       Series A-1  3.700%(a)                                    10,000,000
    10,000,000     VMIG 1*       Series B  3.700%(a)                                      10,000,000
    11,500,000     VMIG 1*       Series D-1  3.700%(a)                                    11,500,000
     4,500,000     VMIG 1*       Series E-2  3.700%(a)                                     4,500,000
     2,700,000     VMIG 1*       Series E-3  3.700%(a)                                     2,700,000
     1,750,000     VMIG 1*       Series E-5  3.700%(a)                                     1,750,000
     5,300,000     VMIG 1*       Series E-6  3.700%(a)                                     5,300,000
    10,645,000     VMIG 1*       Series H-1  3.700%(a)                                    10,645,000
     3,000,000     VMIG 1*       Series H-2  3.700%(a)                                     3,000,000
    28,500,000     A-1+      Tennessee State Housing Development Agency
                               (Homeownership Project) Series 5-B
                               3.850% due 8/20/98(b)(c)                                   28,500,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Tennessee -- 4.3% (continued)
  $ 31,500,000     SP-1+     Tennessee State Local Development Authority Revenue
                               BAN Series A 4.250% due 5/28/98                          $ 31,517,020
                             Volunteer State Student Funding Corp. Tennessee
                               Student Loan Revenue:
    14,000,000     A-1+          Series A  4.100%(a)(b)                                   14,000,000
    18,200,000     A-1           Series A-2  3.800%(a)(b)                                 18,200,000
    26,000,000     A-1+          Series A-3  4.100%(a)(b)                                 26,000,000
----------------------------------------------------------------------------------------------------
                                                                                         272,647,020
----------------------------------------------------------------------------------------------------
Texas -- 11.2%
    19,340,000     A-1+      Austin Utility System Revenue PART MBIA-Insured
                               3.800%(a)                                                  19,340,000
     9,000,000     A-1+      Bexar County Health Facilities Retirement Community
                               3.650%(a)                                                   9,000,000
                             Bexar County HFA Multi-Family Revenue Refunding:
     2,000,000     A-1+        Atalmonte Apartments Project 3.700%(a)                      2,000,000
     6,775,000     A-1+        Fountainhead Apartments Project 3.700%(a)                   6,775,000
     6,270,000     A-1+      Bexar County Housing Finance Corp. Multi-Family
                               Housing (Windridge Apartments Project) 3.700%(a)            6,270,000
                             Brazos River Authority PCR Texas Utilities Electric Co.:
     1,660,000     A-1+        AMBAC-Insured 3.850%(a)(b)                                  1,660,000
     4,300,000     A-1+        Houston Lighting & Power Co. AMBAC-Insured
                                 3.900%(a)(b)                                              4,300,000
     2,000,000     A-1+        MBIA-Insured 3.900%(a)(b)                                   2,000,000
    10,000,000     A-1+        TECP 3.600% due 7/9/98(b)                                  10,000,000
                             Corpus Christi Texas IDA IDR
                               (Dedietrich USA Inc. Project):
     3,000,000     P-1*          129AX 3.850%(a)(b)                                        3,000,000
     2,000,000     P-1*          129BX 3.850%(a)(b)                                        2,000,000
     5,055,000     A-1+      Corpus Christi Texas Utility Systems TECP
                               3.300% due 4/27/98                                          5,055,000
    11,185,000     A-1+      Dallas Area Rapid Transit TECP 3.600% due 9/11/98            11,185,000
    15,000,000     A-1+      Dallas Fort Worth Regional Airport Revenue
                               PART MBIA-Insured 3.800%(a)                                15,000,000
     6,300,000     NR++      Denton County IDR Hydro Conduit Corp. 3.750%(a)(b)            6,300,000
    11,000,000     A-1+      Greater East Texas Higher Education Authority Inc.
                               Student Loan Revenue Senior Lien
                               Series 1995A 4.100% due 5/1/98(b)(c)                       11,000,000
     3,100,000     NR++      Guadalupe Blanco River IDA IDR Refunding
                               (The Boc Group Inc. Project) 3.650%(a)                      3,100,000
                             Gulf Coast IDA Marine Terminal Revenue:
     3,000,000     A-1+        Amoco Oil Co. Project 3.800% due 12/1/98(c)                 3,000,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
24                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Texas -- 11.2% (continued)
  $  9,200,000     A-1+        Amoco Oil Co. Project 3.850%(a)(b)                       $  9,200,000
     2,300,000     VMIG1*    Gulf Coast Waste Disposal Authority
                               (Amoco Oil Co. Project) 3.800% due 4/1/98(b)(c)             2,300,000
                             Gulf Coast Waste Disposal Environmental Authority PCR:
     2,000,000     A-1+        Bayer Corp. Project 3.900%(a)(b)                            2,000,000
     8,600,000     A-1+        Amoco Oil Co. Project 3.850%(a)(b)                          8,600,000
     8,000,000     VMIG 1*   Harris County Health Facilities Development Corp.
                               Revenue (Buckner Retirement Services Project)
                               3.750%(a)                                                   8,000,000
     1,500,000     A-1+      Harris County Sisters of Charity Project 3.700%(a)            1,500,000
     3,000,000     A-1+      Harris County Texas IDR Shell Oil Co. Project 3.850%(a)       3,000,000
    25,910,000     A-1+      Harris County Toll Road PART  3.850%(a)                      25,910,000
     7,000,000     A-1+      Hockley County IDC PCR (Amoco Project) 3.600%
                               due 9/1/98(c)                                               7,000,000
     5,000,000     A-1+      Houston Airport TECP Series A 3.600% due 4/8/98(b)            5,000,000
                             Houston GO TECP:
    10,000,000     A-1+        Series A 3.600% due 9/9/98                                 10,000,000
    12,500,000     A-1+        Series C 3.250% due 4/8/98                                 12,500,000
     5,000,000     A-1+        Series C 3.400% due 4/13/98                                 5,000,000
                             Houston Water Sewer Systems Revenue Series A:
    10,000,000     A-1         3.600% due 4/8/98                                          10,000,000
    15,000,000     A-1         3.250% due 4/13/98                                         15,000,000
     9,800,000     A-1+      Katy Independent School District Series 95A 3.750%(a)         9,800,000
     8,000,000     NR++      Leon County IDC IDR (BOC Group Inc. Project) 3.650%(a)        8,000,000
     3,100,000     A-1+      Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                               3.850%(a)(b)                                                3,100,000
    15,000,000     VMIG 1*   Mansfield Independent School District Series 96
                               3.750%(a)                                                  15,000,000
     1,100,000     NR++       McAllen Health Facilities Development Corp. Revenue
                               (McAllen Associates No. 1) 3.800%(a)                        1,100,000
    17,600,000     P-1*      Midlotnian IDC PCR (Crow Cem Co. Project) 3.700%(a)          17,600,000
     3,540,000     NR++      Montgomery County IDA (Medical Manufacturing
                               Partnership Project) 3.750%(a)                              3,540,000
     4,300,000     A-1+      North Central Texas Health Methodist Hospital
                               MBIA-Insured 3.750% due 4/9/98                              4,300,000
                             North Texas Higher Education Authority Inc.
                               Student Revenue Refunding:
     6,700,000     A-1+          Series 1991A 3.800%(a)(b)                                 6,700,000
     3,500,000     A-1+          Series 1991F AMBAC-Insured 3.800%(a)(b)                   3,500,000
     5,500,000     NR++          Series 1993A 3.800%(a)(b)                                 5,500,000
     6,200,000     A-1       Plano Health Development Corp. Hospital MBIA-Insured
                               TECP 3.300% due 4/27/98                                     6,200,000
    15,000,000     A-1+      Richardson Independent School District Series 97 A
                               3.750%(a)                                                  15,000,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Texas -- 11.2% (continued)
  $  2,850,000     NR++      Round Rock IDC IDR Refunding (Tellabs Inc. Project)
                               3.650%(a)                                                $  2,850,000
    35,825,000     A-1+      Sabine River Authority PCR (Utilities Project) Series A
                               MBIA-Insured 3.800%(a)(b)                                  35,825,000
    20,500,000     A-1+      San Antonio Housing Finance Corp. Multi-Family
                               Housing Revenue (Braeaview Apartments Project)
                               3.850%(a)(b)                                               20,500,000
     9,900,000     VMIG1*    Tarrant County Water Control and Improvement
                               District PART AMBAC-Insured 3.800%(a)                       9,900,000
                             Tax-Exempt Eagle Trust PART:
     9,300,000     A-1+        Bexar Country Texas Housing Corp. 3.870%(a)(b)              9,300,000
     8,400,000     A-1+        San Antonio Texas Airport Systems Revenue
                                 AMBAC-Insured 3.770%(a)                                   8,400,000
     3,570,000     A-1+      Texas A&M University Revenue PART AMBAC-Insured
                               3.800%(a)                                                   3,570,000
     4,000,000     A-1+      Texas Board of Regents A&M University TECP
                               3.550% due 4/8/98                                           4,000,000
    48,320,000     A-1+      Texas GO Veterans Housing PART 3.850%(a)(b)                  48,320,000
    57,965,000     VMIG 1*   Texas Small Business IDC IDR (Texas Public Capital
                               Access) 3.750%(a)                                          57,965,000
                             Texas State TRAN:
   114,340,000     SP-1+       Series A 4.750% due 8/31/98                               114,771,219
     5,500,000     A-1+        TECP 3.500% due 4/20/98                                     5,500,000
     5,900,000     VMIG 2*   Trinity River Authority PCR (General Motors Corp.
                               Project) 4.100%(a)                                          5,900,000
    40,000,000     VMIG1*    Tyler Texas Health Facilities Development Corp.
                               Hospital Revenue 3.750%(a)                                 40,000,000
----------------------------------------------------------------------------------------------------
                                                                                         712,136,219
----------------------------------------------------------------------------------------------------
Utah -- 3.3%
                             Intermountain Power Agency Power Supply Revenue:
    20,000,000     A-1+        Series E 3.800% due 6/15/98(c)                             20,000,000
     2,700,000     A-1+        TECP Series B 3.550% due 4/1/98                             2,700,000
     2,000,000     A-1+        TECP Series B 3.600% due 4/6/98                             2,000,000
     9,200,000     A-1+        TECP Series B 3.300% due 4/27/98                            9,200,000
    20,000,000     A-1+        TECP Series E 3.100% due 4/3/98                            20,000,000
    20,000,000     A-1+        TECP Series E 3.600% due 7/14/98                           20,000,000
     1,000,000     A-1+        TECP Series E 3.650% due 6/5/98                             1,000,000
     4,400,000     A-1+        TECP Series F-2 3.750% due 4/8/98                           4,400,000
     1,500,000     A-1+        TECP Series F-2 3.650% due 5/22/98                          1,500,000
     4,000,000     A-1+      Morgan County Solid Waste Disposal Revenue
                               (Holnam Inc. Project) 3.750%(a)(b)                          4,000,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Utah -- 3.3% (continued)
  $  4,945,000     A-1       Ogden City IDR (Infiltrator System Inc. Project)
                               3.850%(a)(b)                                             $  4,945,000
                             Salt Lake City Hospital Revenue (Pre-Refunded -
                               Escrowed with U.S. government securities to 2/15/98):
     1,000,000     AAA           7.250% due 2/15/20                                        1,050,515
     4,580,000     AAA           7.600% due 2/15/20                                        4,821,737
    23,000,000     A-1+      Salt Lake County Airport Revenue Series A 3.700%(a)(b)       23,000,000
     2,000,000     A-1+      Salt Lake County PCR (Standard Oil Amoco Project)
                               3.700% due 4/1/98(c)                                        2,000,000
    16,600,000     A-1+      Salt Lake County Pooled Hospital MBIA-Insured
                               3.700%(a)                                                  16,600,000
                             Utah State Board Regents Student Loan Revenue
                               AMBAC-Insured:
    27,000,000     A-1+          Series A  3.800%(a)(b)                                   27,000,000
    15,000,000     A-1+          Series C  3.800%(a)(b)                                   15,000,000
    12,600,000     A-1+          Series L  3.800%(a)(b)                                   12,600,000
    15,500,000     A-1+          Series Q  3.800%(a)                                      15,500,000
----------------------------------------------------------------------------------------------------
                                                                                         207,317,252
----------------------------------------------------------------------------------------------------
Vermont -- 0.2%
     1,900,000     A-1+      Vermont Educational Buildings Finance VHA
                               (New England Project) 3.750%(a)(b)                          1,900,000
    10,200,000     A-1+      Vermont IDA IDR (Ryegate Project) 3.750%(a)(b)               10,200,000
----------------------------------------------------------------------------------------------------
                                                                                          12,100,000
----------------------------------------------------------------------------------------------------
Virginia -- 1.3%
     5,500,000     A-1       Alexandria Virginia IDR (Pooled Loan Program) 3.700%(a)       5,500,000
     2,100,000     A-1+      Brunswick County IDA Facility Revenue (Aegis Waste
                               Solutions Inc.) 3.750%(a)                                   2,100,000
     3,700,000     VMIG 1*   Charles City & County IDA Exempt Facility Revenue
                               (Chambers Development of Virginia Inc. Project)
                               3.850%(a)(b)                                                3,700,000
     4,500,000     A-1       Fairfax County IDA (Inova Health Systems) TECP
                               3.550% due 4/8/98                                           4,500,000
     6,505,000     NR++      Hampton Roads Sanitation Waste Water Revenue PART
                               3.850%(a)                                                   6,505,000
                             King George County IDA Solid Waste Disposal
                               Facility Revenue:
     2,900,000     A-1+          Birchwood Power Partners Project 3.900%(a)(b)             2,900,000
     3,000,000     A-1+          Garnet of Virginia Inc. Project 3.800%(a)(b)              3,000,000
     7,800,000     A-1+      Lynchburgh IDR VHA (Mid Atlantic Cap Project)
                               AMBAC-Insured 3.700%(a)                                     7,800,000
    31,000,000     NR+       Norfolk Water Revenue BAN 3.800% due 10/1/98                 31,003,657
     6,000,000     A-1       Petersburg Hospital Authority Revenue
                               (Southside Regional) 3.700%(a)                              6,000,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Virginia -- 1.3% (continued)
  $  9,385,000     VMIG 1*   Virginia State HDA Commonwealth Mortgage
                               PART 3.850%(a)(b)                                        $  9,385,000
----------------------------------------------------------------------------------------------------
                                                                                          82,393,657
----------------------------------------------------------------------------------------------------
Washington -- 2.5%
     7,245,000     NR++      Pierce County (Port Sea-Land Service Project) 3.650%(a)       7,245,000
    17,255,000     A-1+      Pierce County EDA Special Revenue (Weyerhaesuer
                               Real Estate) 3.700%(a)                                     17,255,000
     1,200,000     P-1*      Pierce County EDC Dock and Wharf Facility Revenue
                               (Securities Industry Project) 3.800%(a)(b)                  1,200,000
     6,285,000     A-1       Port Pasco Economic Development (Douglas Fruit Co.
                               Inc. Project) 3.750%(a)(b)                                  6,285,000
                             Tax Exempt Eagle Trust PART:
    14,000,000     A-1+        Washington Public Power Services
                                 MBIA-Insured 3.770%(a)                                   14,000,000
    14,600,000     A-1+        Washington State GO 3.770%(a)                              14,600,000
                             Washington Metro Airport Authority TECP:
     5,000,000     A-1         3.900% due 4/16/98(b)                                       5,000,000
    10,000,000     A-1         3.600% due 4/17/98(b)                                      10,000,000
    10,000,000     A-1         3.600% due 5/21/98(b)                                      10,000,000
     2,700,000     A-1         3.800% due 9/16/98(b)                                       2,700,000
     2,950,000     AAA       Spokane Washington Solid Waste Management
                               (Pre-Refunded - Escrowed with U.S. government
                               securities to 1/1/99) AMBAC-Insured 7.625%(a)               3,091,649
                             Washington State GO:
     4,655,000     NR+         Series R-96B 5.000% due 7/1/98                              4,669,128
     8,400,000     A-1+        Series 96B 3.650%(a)                                        8,400,000
                             Washington State Housing Finance Commission
                               Multi-Family Mortgage Revenue:
     8,450,000     A-1+          Arbors on the Park Project 3.950%(a)(b)                   8,450,000
     7,840,000     VMIG 1*       Glenbrooke Apartments Project Series A 3.800%(a)(b)       7,840,000
                             Washington State Public Power Supply Systems
                               Nuclear Project No. 1 Revenue Refunding:
     3,000,000     A-1+          Series 1A-1 3.650%(a)                                     3,000,000
     6,100,000     A-1+          Series 1A-3 3.600%(a)                                     6,100,000
    18,385,000     A-1+          Series 3A-2 3.625%(a)                                    18,385,000
                             Yakima County Public Corp.:
     6,100,000     P-1*        Can Am Millwork Ltd. 3.900%(a)(b)                           6,100,000
     2,000,000     NR++        Longview Fibre Co. Project 3.900%(a)(b)                     2,000,000
     1,200,000     NR++      Yakima County Washington Public Corp. IDR
                               (John I. Haas Project) 3.850%(a)                            1,200,000
----------------------------------------------------------------------------------------------------
                                                                                         157,520,777
----------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
28                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
West Virginia -- 0.5%
  $    950,000     NR++      Harrison County Nursing Facility Revenue Refunding
                               (Salem Health Care Corp.) 4.000% due 9/1/98(c)           $    950,000
                             Marion County Commission Solid Waste Disposal
                               Facility Revenue (Granttown Project):
     5,000,000     A-1+          Series B 3.800%(a)(b)                                     5,000,000
     3,400,000     A-1+          Series D 3.800%(a)(b)                                     3,400,000
     1,730,000     NR++      Putnam County Solid Waste Disposal Revenue
                               (FMC Corp.) 3.750%(a)(b)                                    1,730,000
                             West Virginia State Hospital Finance Authoriy Hospital
                               Revenue (Mid-Atlantic/Cap) AMBAC Insured:
     5,700,000     A-1           Series D 3.700%(a)                                        5,700,000
     4,490,000     A-1           Series E 3.700%(a)                                        4,490,000
     3,800,000     A-1           Series G 3.705%(a)                                        3,800,000
                             West Virginia Public Energy Authority Revenue
                               (Morgantown Association Project) TECP
     9,100,000     A-1+        3.350% due 5/11/98(b)                                       9,100,000
----------------------------------------------------------------------------------------------------
                                                                                          34,170,000
----------------------------------------------------------------------------------------------------
Wisconsin -- 2.5%
     9,500,000     NR++      Brokaw Sewer & Solid Waste Revenue (Wausau
                               Paper Mills Co. Project) 3.950%(a)(b)                       9,500,000
     3,800,000     A-1+      Germantown Wisconsin IDR (Great Lakes Pack
                               Corp.) 3.850%(b)                                            3,800,000
    22,005,000     A-1       Milwaukee Housing Economic Development Authority
                               PART 3.850%(a)(b)                                          22,005,000
     6,605,000     NR++      Milwaukee WI GO PART 3.800%(a)                                6,605,000
    11,100,000     A-1+      Tax-Exempt Eagle Trust WI Housing & Economic
                               Development PART 3.920%(a)(b)                              11,100,000
    25,500,000     A-1+      University Hospitals & Clinics Authority Revenue
                               MBIA-Insured 3.650%(a)                                     25,500,000
    10,495,000     A-1+      Wisconsin Central District Tax Revenue PART 3.870%(a)        10,495,000
                             Wisconsin GO TECP:
    12,749,000     A-1+        Series A 3.750% due 4/2/98                                 12,749,000
     3,861,000     A-1+        Series B 3.750% due 4/2/98                                  3,861,000
     3,500,000     VMIG 1*   Wisconsin HEFA Revenue (SSM Health Care Project)
                               Series A 3.500%(a)                                          3,500,000
     3,850,000     VMIG 1*   Wisconsin Housing and Economic Development
                               Authority Home Ownership Revenue PART
                               AMBAC-Insured 3.850%(a)(b)                                  3,850,000
     6,320,000     A-1+      Wisconsin Public Power Inc. System Power Supply
                               System Revenue PART AMBAC-Insured 3.800%(a)                 6,320,000
     3,070,000     A-1+      Wisconsin State Health Facilities Authority Revenue
                               (Franciscan Health Care) 3.650%(a)                          3,070,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 1998
--------------------------------------------------------------------------------

    FACE
   AMOUNT       RATINGS                                SECURITY                                VALUE
====================================================================================================
Wisconsin -- 2.5% (continued)
  $  8,800,000     NR++      Wisconsin State Health EFA Revenue (Edgewood
                               College Project) 3.750%(a)                             $    8,800,000
     8,600,000     SP-1+     Wisconsin State Operating Notes 4.500% due 6/15/98            8,614,299
                             Wisconsin Transportation Revenue:
    10,375,000     A-1         3.600% due 4/2/98                                          10,375,000
    10,395,000     A-1+        3.500% due 4/16/98                                         10,395,000
----------------------------------------------------------------------------------------------------
                                                                                         160,539,299
----------------------------------------------------------------------------------------------------
Wyoming -- 0.7%
     4,450,000     A-1+      Sublette County Wyoming PCR Series 84 3.750%(a)               4,450,000
                             Sweetwater County Wyoming PCR:
     6,300,000     A-1+        Idaho Power Co. 3.800%(a)                                   6,300,000
     6,500,000     A-1+        Pacific Corp. Series 84 3.800%(a)                           6,500,000
    16,680,000     A-1+      Unita County Wyoming PCR (Amoco Standard Oil Co.
                               Industries) 3.850% due 12/1/98(c)                          16,680,000
    10,710,000     VMIG 1*   Wyoming Community Development Authority
                               PART 3.850%(a)(b)                                          10,710,000
----------------------------------------------------------------------------------------------------
                                                                                          44,640,000
----------------------------------------------------------------------------------------------------
Miscellaneous -- 2.2%
                             Clipper Blue Tax-Exempt PART:
    65,406,984     VMIG 1*     95-1 3.870%(a)(b)                                          65,406,984
    13,165,920     VMIG 1*     95-2 4.070%(a)                                             13,165,920
    13,305,026     VMIG 1*     95 4.070%(a)                                               13,305,026
    10,615,000     A-1+      Pooled Puttable Floating Options Tax-Exempt
                               PART 3.870%(a)                                             10,615,000
     8,185,000     VMIG 1*   Pooled Puttable Floating Options Tax-Exempt
                               PART 3.870%(a)                                              8,185,000
    26,185,000     A-1+      Pooled Variable Rate Macon Trust PART 4.000%(a)(b)           26,185,000
----------------------------------------------------------------------------------------------------
                                                                                         136,862,930
----------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS -- 100%
                             (Cost -- $6,344,997,087**)                               $6,344,997,087
====================================================================================================

       (a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
       (b) Income from this issue is considered a preference item for the purposes of calculating the alternative minimum tax.
       (c) Variable rate obligation payable at par on demand on the date indicated.
       + Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Services. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
       ++ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Services. However, the Board of Directors has determined this security to present minimal credit risks.
       ** Aggregate cost for Federal income tax purposes is substantially the same.

              See pages 31 and 32 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
30                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's") except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA   -- Debt rated "AAA" have the highest rating assigned by Standard & Poor's.
         Capacity to pay interest and repay principal is extremely strong.

AA    -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A     -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa   -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A     -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds that are rated "Baa" are considered as medium grade obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1 -- Moody's highest rating for short-term municipal obligations.

VMIG 1-- Moody's highest rating for issues having a demand feature -- VRDO.

VMIG 2-- Moody's second highest rating for issues having a demand feature --
         VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC    -- AMBAC Indemnity Corporation
BAN      -- Bond Anticipation Notes
CGIC     -- Capital Guaranty Insurance Company
EDA      -- Economic Development Authority
EDC      -- Economic Development Corporation
EFA      -- Educational Facilities Authority
ETM      -- Escrowed to Maturity
FGIC     -- Financial Guaranty Insurance Company
FRTC     -- Floating Rate Trust Certificates
FSA      -- Financial Security Assurance
GO       -- General Obligation
HDA      -- Housing Development Authority
HEFA     -- Health and Educational Facilities Authority
HFA      -- Housing Finance Authority
IDA      -- Industrial Development Authority
IDB      -- Industrial Development Board
IDC      -- Industrial Devlopment Corporation
IDR      -- Industrial Development Revenue
MBIA     -- Municipal Bond Investors
               Assurance Corporation
MFH      -- Multi-Family Housing
PART     -- Partnership Structure
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Facilities Authority
RAN      -- Revenue Anticipation Notes
RAW      -- Revenue Anticipation Warrants
STEM     -- Short-Term Extendable Maturity
SWAP     -- Swap Structure
TAN      -- Tax Anticipation Notes
TECP     -- Tax Exempt Commercial Paper
TOB      -- Tender Option Bond
TRAN     -- Tax & Revenue Anticipation Notes
VHA      -- Veterans Housing Authority

--------------------------------------------------------------------------------
32                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                               March 31, 1998
--------------------------------------------------------------------------------

ASSETS:
   Investments, at amortized cost                               $ 6,344,997,087
   Cash                                                               1,500,734
   Interest receivable                                               49,908,106
   Receivable for securities sold                                    31,978,779
   Other assets                                                         498,732
--------------------------------------------------------------------------------
   Total Assets                                                   6,428,883,438
--------------------------------------------------------------------------------

LIABILITIES:
   Payable for securities purchased                                  80,760,000
   Dividends payable                                                  8,263,702
   Management fees payable                                            2,425,051
   Distribution fees payable                                            212,743
   Deferred interest                                                      4,314
   Accrued expenses                                                     494,234
--------------------------------------------------------------------------------
   Total Liabilities                                                 92,160,044
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,336,723,394
================================================================================

NET ASSETS:
   Capital stock (10,000,000,000 shares
     authorized; par value $0.01 per share)                     $    63,374,120
   Capital paid in excess of par value                            6,274,396,826
   Accumulated net realized loss on security transactions            (1,047,552)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,336,723,394
================================================================================

Shares Outstanding:
   Class A                                                        6,336,917,982
   -----------------------------------------------------------------------------
   Class C                                                                4,722
   -----------------------------------------------------------------------------
   Class Y                                                              489,251
   -----------------------------------------------------------------------------
Net Asset Value, per share                                                $1.00
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
Statement of Operations                        For the Year Ended March 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $215,612,082
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                           27,985,733
   Distribution fees (Note 3)                                          5,800,028
   Shareholder and system servicing fees                                 830,288
   Shareholder communications                                            314,445
   Registration fees                                                     212,936
   Custody                                                               204,667
   Directors' fees                                                        64,521
   Audit and legal                                                        51,800
   Other                                                                  12,302
--------------------------------------------------------------------------------
   Total Expenses                                                     35,476,720
--------------------------------------------------------------------------------
Net Investment Income                                                180,135,362
--------------------------------------------------------------------------------
Net Realized Gain from Security Transactions                             313,303
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $180,448,665
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
34                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets                For the Years Ended March 31,
--------------------------------------------------------------------------------

                                                   1998                1997
================================================================================
OPERATIONS:
   Net investment income                   $    180,135,362    $    156,274,255
   Net realized gain (loss)                         313,303             (68,434)
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations       180,448,665         156,205,821
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)         (180,135,362)       (156,274,255)
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares          26,427,767,746      23,013,880,836
   Net asset value of shares issued for
     reinvestment of dividends                  173,887,645         155,223,817
   Cost of shares reacquired                (25,832,162,287)    (23,015,472,861)
--------------------------------------------------------------------------------

   Increase in Net Assets From
     Fund Share Transactions                    769,493,104         153,631,792
--------------------------------------------------------------------------------

Increase in Net Assets                          769,806,407         153,563,358

NET ASSETS:
   Beginning of year                          5,566,916,987       5,413,353,629
--------------------------------------------------------------------------------
   End of year                             $  6,336,723,394    $  5,566,916,987
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
36                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Management Agreement and Other Transactions

Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays MMC a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion. This fee is calculated daily and paid monthly.

Smith Barney Inc. ("SB"), another subsidiary of SSBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Fund pays SB a service fee calculated with respect to Class A and C shares at an annual rate of 0.10% of the Fund's average daily net assets.

All officers and one Director of the Fund are employees of SB.

4. Capital Loss Carryforward

At March 31, 1998, the Fund had, for Federal income tax purposes, approximately $1,048,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                               2001          2002          2003         2005
================================================================================
Carryforward Amounts         $870,000       $37,000       $72,000      $69,000
================================================================================

5. Capital Shares

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

At March 31, 1998, total paid-in capital amounted to the following for each class:

                                     Class A           Class C         Class Y
================================================================================
Total Paid-in Capital            $6,337,275,791        $4,722         $490,433
================================================================================


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                              Year Ended           Year Ended
                                            March 31, 1998       March 31, 1997
================================================================================
Class A
  Shares sold                               26,413,795,660       22,921,128,655
  Shares issued on reinvestment                173,772,012          154,549,067
  Shares redeemed                          (25,813,798,019)     (22,908,963,488)
--------------------------------------------------------------------------------
  Net Increase                                 773,769,653          166,714,234
================================================================================
Class C
  Shares sold                                         --                199,991
  Shares issued on reinvestment                        212                3,890
  Shares redeemed                                  (10,611)            (232,619)
--------------------------------------------------------------------------------
  Net Decrease                                     (10,399)             (28,738)
================================================================================
Class Y
  Shares sold                                   13,972,086           92,552,190
  Shares issued on reinvestment                    115,421              670,860
  Shares redeemed                              (18,353,657)        (106,276,754)
--------------------------------------------------------------------------------
  Net Decrease                                  (4,266,150)         (13,053,704)
================================================================================


--------------------------------------------------------------------------------
38                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                  1998      1997      1996      1995      1994
================================================================================
Net Asset Value,
  Beginning of Year            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
  Net investment income (1)     0.031     0.029     0.033     0.027     0.019
  Dividends from
    net investment income      (0.031)   (0.029)   (0.033)   (0.027)   (0.019)
--------------------------------------------------------------------------------
Net Asset Value, End of Year   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
Total Return                     3.15%     2.94%     3.34%     2.71%     1.89%
--------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)       $6,336    $5,562    $5,395    $4,651    $1,286
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (1)                   0.61%     0.67%     0.63%     0.61%     0.64%
  Net investment income          3.10      2.90      3.28      3.01      1.87
================================================================================

Class C Shares                  1998      1997      1996     1995(2)   1994(3)
================================================================================
Net Asset Value,
  Beginning of Year            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
  Net investment income (1)     0.031     0.029     0.033     0.027     0.019
  Dividends from
    net investment income      (0.031)   (0.029)   (0.033)   (0.027)   (0.019)
--------------------------------------------------------------------------------
Net Asset Value, End of Year   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
Total Return                     3.16%     2.94%     3.34%     2.71%     1.89%++
--------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)       $ 0.01    $ 0.02    $ 0.04    $  1.0    $  5.0
--------------------------------------------------------------------------------
Ratios of Average Net Assets:
  Expenses (1)                   0.61%     0.67%     0.60%     0.61%     0.64%+
  Net investment income          3.15      2.89      3.43      3.01      1.87+
================================================================================

(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                           Per Share Decreases           Expense Ratios
                        to Net Investment Income       Without Fee Waivers
                        ------------------------       -------------------
                            1996        1995            1996        1995
                           -------     -------         -------     ------
      Class A              $0.0001     $0.0002          0.64%       0.63%
      Class C               0.0001      0.0002          0.62        0.63

(2)   On November 7, 1994, the former Class B shares were renamed Class C
      Shares.

(3)   For the period from May 25, 1993 (inception date) to March 31, 1994.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class Y Shares                                    1998       1997      1996(1)
================================================================================
Net Asset Value, Beginning of Year               $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------
  Net investment income                           0.032      0.030      0.004
  Dividends from net investment income           (0.032)    (0.030)    (0.004)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------
Total Return                                       3.25%      3.04%      0.39%++
--------------------------------------------------------------------------------
Net Assets, End of Year (millions)               $  0.5     $  5.0     $ 18.0
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.52%      0.57%      0.55%+
  Net investment income                            3.23       3.00       2.81+
================================================================================

(1)   For the period from February 12, 1996 (inception date) to March 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 1998:

      o 100% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


--------------------------------------------------------------------------------
40                                            1998 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 1998, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick LLP


New York, New York
May 15, 1998

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                41

                     SMITH BARNEY
A Member of Travelers Group[LOGO]


Smith Barney
Municipal Money
Market Fund, Inc.


Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus
C. Richard Youngdahl, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

Smith Barney Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services
Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney Municipal
Money Market Fund, Inc.
388 Greenwich Street
New York, New York 10013

www.smithbarney.com


FD2396 5/98